UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 6718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	01/31/11

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Inflation Adjusted
Securities Fund

SEMIANNUAL REPORT January 31, 2011

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Inflation Adjusted
Securities Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Inflation Adjusted Securities Fund, covering the six-month period from August 1, 2010, through January 31, 2011.

The past six months proved to be a volatile time for the financial markets, but most asset classes, including bonds, generally produced positive absolute returns for the reporting period. Investors’ concerns regarding a sovereign debt crisis in Europe and stubbornly high unemployment in the United States later gave way to optimism that massive economic stimulus programs, robust growth in the world’s emerging markets, a strong holiday retail season and rising corporate earnings signaled better economic times ahead. Consequently, returns were particularly strong in higher yielding fixed-income market sectors, including investment-grade and high yield corporate bonds. In contrast, traditionally defensive U.S. government securities weathered pronounced weakness during the fourth quarter, with long-term U.S. Treasury bonds posting modest declines, on average.

As the first quarter of 2011 unfolds, we are aware that short-term interest rates may rise from historically low levels if growth accelerates, while any new economic setbacks could spark heightened market volatility among corporate and mortgage-backed securities. Nonetheless, we continue to see value in the bond market, and a well-diversified bond portfolio can help temper volatility stemming from unexpected economic or market developments. Of course, your financial advisor may be in the best position to help you seize the opportunities and confront the challenges produced by the financial markets in the months ahead.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
February 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2010, through January 31, 2011, as provided by Robert Bayston, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended January 31, 2011, Dreyfus Inflation Adjusted Securities Fund’s Institutional shares produced a total return of 1.40%, and the fund’s Investor shares returned 1.31%.1 In comparison, the fund’s benchmark, the Barclays Capital U.S.Treasury Inflation Protected Securities Index (the “Index”), produced a total return of 1.87% for the same period.2

AlthoughTreasury Inflation Protected Securities (“TIPS”) fared relatively well early in the reporting period, they later suffered a sell-off when new stimulative measures caused investors to increase their expectations for economic growth and eventual hikes in short-term interest rates. The fund produced lower returns than its benchmark, primarily due to its relatively long average duration and an emphasis on intermediate-term securities that were more severely affected than other maturity ranges by changing investor sentiment.

The Fund’s Investment Approach

The fund seeks returns that exceed the rate of inflation. To pursue its goal, the fund normally invests at least 80% of its assets in inflation-indexed securities, which are fixed-income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.

The fund invests primarily in high-quality, U.S. dollar-denominated, inflation-indexed securities.To a limited extent, the fund may invest in foreign currency-denominated, inflation-protected securities and other fixed-income securities not adjusted for inflation, including U.S. government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities. The fund seeks to keep its average effective duration between two and 10 years, and the fund may invest in securities of any maturity without restriction.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Changing Economic Expectations Sparked a Market Decline

The reporting period began in the midst of a “soft patch” in the U.S. economic recovery, which already had been weaker than historical averages in the wake of the 2007-2009 recession. Investors became increasingly concerned in the weeks prior to the reporting period about persistently high levels of unemployment, lack of meaningful improvement in housing markets and the potential effects of a sovereign debt crisis in Europe. As a result, they generally turned to traditional safe havens, including U.S.Treasury securities. Inflation expectations remained muted in the sluggish economy, and breakeven inflation rates for TIPS stood at relatively low levels, supporting prices.

After the Federal Reserve Board (the “Fed”) announced a second round of quantitative easing in September through the purchase of $600 million of U.S.Treasury securities, it became clearer that investors’ economic concerns were overblown. Although many market participants expected the Fed’s program to put upward pressure on Treasury prices, the opposite occurred. U.S. Treasury securities declined sharply through year-end as investors looked forward to a stronger U.S. economy and the eventual end of the Fed’s aggressively accommodative monetary policy. New tax cuts enacted in the weeks following the U.S. midterm elections also contributed to expectations of a more robust economic recovery.

Although yields on TIPS generally ended the reporting period close to where they began, breakeven inflation rates increased from approximately 1.50% in August 2010 to as high as 2.45% in January 2011.

Interest Rates Strategies Undermined Relative Performance

The fund proved to be too constructively positioned as these developments unfolded.We had focused on intermediate-term securities that we believed would be the primary targets of the Fed’s quantitative easing efforts, but short-term TIPS fared better, dampening the fund’s results compared to its benchmark. Likewise, we had adopted a relatively long average duration, which magnified the adverse effects of rising interest rates.

Nonetheless, it is worthwhile to note thatTIPS generally retained more of their value than nominal U.S.Treasury securities, enabling the fund to produce positive absolute returns for the reporting period overall.

4

Repositioned for Stronger Growth in the Near Term

As of the reporting period’s end, the consensus among investors appears to be that U.S. economic growth during the early months of 2011 will be between one and two percentage points greater than previously esti-mated.We agree that a more stimulative fiscal policy, combined with the Fed’s accommodative monetary policy, is likely to boost the economic growth rate over the near term. Therefore, we have shifted the fund’s duration posture toward a market-neutral position.We have maintained the fund’s focus on intermediate-term securities, where we believe values are particularly attractive.

However, we are less convinced that a more robust economic growth rate can be sustained over the longer term without additional stimulus from the Fed or U.S. government. Consequently, we are prepared to adopt a more constructive posture should economic and market conditions deteriorate, potentially delaying any increase in short-term interest rates and triggering a renewed “flight to quality” among investors.

February 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Interest payments on inflation-protected bonds will vary as the bond’s principal value is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced.Any increase in the principal amount of an inflation-protected bond (which follows a rise in the relevant inflation index), will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
During periods of rising interest rates and flat or declining inflation rates, inflation-protected bonds can underperform. Inflation-protected bonds issued by corporations generally do not guarantee repayment of principal.
The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital U.S.Treasury Inflation Protected Securities Index is a
sub-index of the U.S.Treasury component of the Barclays Capital U.S. Government Index.
Securities in the Barclays Capital U.S.Treasury Inflation Protected Securities Index are dollar-
denominated, non-convertible, publicly issued, fixed-rate, investment-grade (Moody’s Baa3 or better) U.S.Treasury inflation notes, with at least one year to final maturity and at least $100 million par amount outstanding. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Inflation Adjusted Securities Fund from August 1, 2010 to January 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2011

	Investor Shares	Institutional Shares
Expenses paid per $1,000†	$3.65	$1.93
Ending value (after expenses)	$1,013.10	$1,014.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2011

	Investor Shares	Institutional Shares
Expenses paid per $1,000†	$3.67	$1.94
Ending value (after expenses)	$1,021.58	$1,023.29

† Expenses are equal to the fund’s annualized expense ratio of .72% for Investor Shares and .38% for Institutional Shares,
multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
January 31, 2011 (Unaudited)

	Principal
Bonds and Notes—99.5%	Amount ($)		Value ($)
U.S. Treasury Inflation Protected Securities:
0.50%, 4/15/15	20,803,426	[a]	21,554,305
0.63%, 4/15/13	5,082,685	[a]	5,274,475
1.25%, 4/14/14	2,243,498	[a]	2,388,273
1.25%, 7/15/20	5,638,473	[a]	5,790,007
1.38%, 7/15/18	4,505,046	[a]	4,796,113
1.38%, 1/15/20	9,925,856	[a]	10,360,887
1.63%, 1/15/18	9,780,900	[a]	10,568,722
1.75%, 1/15/28	3,289,892	[a]	3,279,097
1.88%, 7/15/15	1,704,193	[a,b]	1,873,680
1.88%, 7/15/19	8,310,641	[a]	9,093,013
2.00%, 1/15/14	9,328,734	[a]	10,120,948
2.00%, 7/15/14	1,823,554	[a]	1,995,367
2.00%, 1/15/16	10,097,892	[a]	11,158,959
2.00%, 1/15/26	12,078,887	[a]	12,615,830
2.13%, 1/15/19	1,610,178	[a]	1,793,336
2.13%, 2/15/40	5,233,643	[a]	5,313,785
2.38%, 1/15/25	4,473,569	[a]	4,924,769
2.38%, 1/15/27	2,441,183	[a]	2,662,986
2.50%, 7/15/16	5,446,403	[a]	6,197,413
2.50%, 1/15/29	6,980,835	[a]	7,741,090
2.63%, 7/15/17	7,222,044	[a]	8,318,328
3.00%, 7/15/12	22,129,488	[a,b]	23,592,115
3.63%, 4/15/28	10,505,767	[a,b]	13,291,434
3.88%, 4/15/29	5,689,811	[a,b]	7,464,321
Total Bonds and Notes
(cost $187,799,169)			192,169,253

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,847,000)	1,847,000[c]	1,847,000

Total Investments (cost $189,646,169)	100.5%	194,016,253
Liabilities, Less Cash and Receivables	(.5%)	(927,700)
Net Assets	100.0%	193,088,553

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b

Security, or portion thereof, on loan.At January 31, 2011, the value of the fund’s securities on loan was $28,907,162 and the value of the collateral held by the fund was $29,548,708, consisting of U.S. Government and Agency securities.

c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Government & Agencies	99.5	Money Market Investment	1.0
			100.5
† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $28,907,162)—Note 1(b):
Unaffiliated issuers	187,799,169	192,169,253
Affiliated issuers	1,847,000	1,847,000
Cash		471,986
Receivable for investment securities sold		2,598,511
Receivable for shares of Common Stock subscribed		708,879
Dividends and interest receivable		408,369
Prepaid expenses		17,330
		198,221,328
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		64,787
Payable for investment securities purchased		4,045,918
Payable for shares of Common Stock redeemed		985,298
Accrued expenses		36,772
		5,132,775
Net Assets ($)		193,088,553
Composition of Net Assets ($):
Paid-in capital		188,765,500
Accumulated undistributed investment income—net		77,373
Accumulated net realized gain (loss) on investments		(124,404)
Accumulated net unrealized appreciation
(depreciation) on investments		4,370,084
Net Assets ($)		193,088,553

Net Asset Value Per Share
	Investor Shares	Institutional Shares
Net Assets ($)	42,597,642	150,490,911
Shares Outstanding	3,318,350	11,728,285
Net Asset Value Per Share ($)	12.84	12.83

See notes to financial statements.

The Fund	9

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2011 (Unaudited)

Investment Income ($):
Income:
Interest	1,707,968
Income from securities lending—Note 1(b)	4,731
Dividends;
Affiliated issuers	923
Total Income	1,713,622
Expenses:
Management fee—Note 3(a)	258,956
Shareholder servicing costs—Note 3(b)	79,269
Professional fees	21,129
Registration fees	21,046
Custodian fees—Note 3(b)	8,825
Prospectus and shareholders’ reports	4,140
Directors’ fees and expenses—Note 3(c)	1,280
Loan commitment fees—Note 2	190
Miscellaneous	9,539
Total Expenses	404,374
Less—reduction in fees due to earnings credits—Note 3(b)	(44)
Net Expenses	404,330
Investment Income—Net	1,309,292
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,401,383
Net unrealized appreciation (depreciation) on investments	(896,996)
Net Realized and Unrealized Gain (Loss) on Investments	504,387
Net Increase in Net Assets Resulting from Operations	1,813,679

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2011	Year Ended
	(Unaudited)	July 31, 2010
Operations ($):
Investment income—net	1,309,292	2,862,339
Net realized gain (loss) on investments	1,401,383	386,374
Net unrealized appreciation
(depreciation) on investments	(896,996)	5,314,427
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,813,679	8,563,140
Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(423,124)	(807,812)
Institutional Shares	(1,508,222)	(1,354,777)
Net realized gain on investments:
Investor Shares	(98,397)	—
Institutional Shares	(321,249)	—
Total Dividends	(2,350,992)	(2,162,589)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	6,646,813	18,229,270
Institutional Shares	56,538,723	91,849,994
Dividends reinvested:
Investor Shares	500,448	773,951
Institutional Shares	641,142	369,361
Cost of shares redeemed:
Investor Shares	(7,446,445)	(19,606,339)
Institutional Shares	(11,964,899)	(14,440,863)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	44,915,782	77,175,374
Total Increase (Decrease) in Net Assets	44,378,469	83,575,925
Net Assets ($):
Beginning of Period	148,710,084	65,134,159
End of Period	193,088,553	148,710,084
Undistributed investment income—net	77,373	699,427

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	January 31, 2011	Year Ended
	(Unaudited)	July 31, 2010
Capital Share Transactions:
Investor Shares
Shares sold	512,160	1,462,065
Shares issued for dividends reinvested	38,358	61,395
Shares redeemed	(571,429)	(1,570,809)
Net Increase (Decrease) in Shares Outstanding	(20,911)	(47,349)
Institutional Shares
Shares sold	4,341,666	7,325,995
Shares issued for dividends reinvested	49,388	29,209
Shares redeemed	(917,275)	(1,153,413)
Net Increase (Decrease) in Shares Outstanding	3,473,779	6,201,791

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2011			Year Ended July 31,
Investor Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	12.83	11.98	12.30	11.67	11.69	12.34
Investment Operations:
Investment income—net[a]	.08	.33	.08	.79	.21	.26
Net realized and unrealized
gain (loss) on investments	.09	.76	(.14)	.48	.27	(.06)
Total from Investment Operations	.17	1.09	(.06)	1.27	.48	.20
Distributions:
Dividends from
investment income—net	(.13)	(.24)	(.16)	(.64)	(.50)	(.71)
Dividends from net realized
gain on investments	(.03)	—	(.10)	—	—	(.14)
Total Distributions	(.16)	(.24)	(.26)	(.64)	(.50)	(.85)
Net asset value, end of period	12.84	12.83	11.98	12.30	11.67	11.69
Total Return (%)	1.31[b]	9.23	(.54)	11.01	4.24	1.51
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72[c]	.79	.87	1.04	2.10	1.88
Ratio of net expenses
to average net assets	.72[c]	.71	.55	.55	.53	.55
Ratio of net investment income
to average net assets	1.20[c]	2.63	.73	6.39	1.83	2.18
Portfolio Turnover Rate	56.81[b]	61.50	77.13	90.18	18.17	60.82
Net Assets, end of period
($ x 1,000)	42,598	42,846	40,557	26,830	2,538	3,269

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
January 31, 2011			Year Ended July 31,
Institutional Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	12.83	11.97	12.30	11.66	11.68	12.35
Investment Operations:
Investment income—net[a]	.11	.37	.11	.84	.24	.29
Net realized and unrealized
gain (loss) on investments	.07	.77	(.15)	.48	.26	(.07)
Total from Investment Operations	.18	1.14	(.04)	1.32	.50	.22
Distributions:
Dividends from
investment income—net	(.15)	(.28)	(.19)	(.68)	(.52)	(.75)
Dividends from net realized
gain on investments	(.03)	—	(.10)	—	—	(.14)
Total Distributions	(.18)	(.28)	(.29)	(.68)	(.52)	(.89)
Net asset value, end of period	12.83	12.83	11.97	12.30	11.66	11.68
Total Return (%)	1.40[b]	9.58	(.30)	11.29	4.47	1.82
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.38[c]	.44	.55	.77	1.83	1.63
Ratio of net expenses
to average net assets	.38[c]	.42	.30	.30	.28	.30
Ratio of net investment income
to average net assets	1.62[c]	2.97	.98	6.68	2.08	2.43
Portfolio Turnover Rate	56.81[b]	61.50	77.13	90.18	18.17	60.82
Net Assets, end of period
($ x 1,000)	150,491	105,864	24,577	13,740	2,693	3,463

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Inflation Adjusted Securities Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to seek returns that exceed the rate of inflation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Investor and Institutional. Investor shares are subject to a shareholder services plan. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, the minimum initial investment and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”)

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term

16

investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	1,847,000	—	—	1,847,000
U.S. Treasury	—	192,169,253	—	192,169,253

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at January 31, 2011. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

18

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended January 31, 2011, The Bank of New York Mellon earned $2,548 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended January 31, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	7/31/2010	($)	Purchases ($)	Sales ($)	1/31/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	276,000		35,017,000	33,446,000	1,847,000		1.0

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended July 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $419,083 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to July 31, 2010. If not applied, $47,768 of the carryover expires in fiscal 2017 and $371,315 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2010 was as follows: ordinary income $2,162,589. The tax character of current year distributions will be determined at the end of the current fiscal year.

20

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Investor Shares Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of Investor Shares average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2011, Investor Shares were charged $54,185 pursuant to the Shareholder Services Plan.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2011, the fund was charged $7,201 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended January 31, 2011, the fund was charged $682 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $44.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2011, the fund was charged $8,825 pursuant to the custody agreement.

During the period ended January 31, 2011, the fund was charged $3,456 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $48,051, shareholder services plan fees $8,977, custodian fees $3,200, chief compliance officer fees $2,304 and transfer agency per account fees $2,255.

22

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended January 31, 2011, amounted to $140,643,488 and $96,538,237, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended January 31, 2011.

At January 31, 2011, accumulated net unrealized appreciation on investments was $4,370,084, consisting of $5,014,483 gross unrealized appreciation and $644,399 gross unrealized depreciation.

At January 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	23

NOTES

For More Information

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Dreyfus
Intermediate
Term Income Fund

SEMIANNUAL REPORT January 31, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
28	Statement of Financial Futures
28	Statement of Options Written
29	Statement of Assets and Liabilities
30	Statement of Operations
31	Statement of Changes in Net Assets
33	Financial Highlights
37	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Intermediate
Term Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Intermediate Term Income Fund, covering the six-month period from August 1, 2010, through January 31, 2011.

The past six months proved to be a volatile time for the financial markets, but most asset classes, including bonds, generally produced positive absolute returns for the reporting period. Investors’ concerns regarding a sovereign debt crisis in Europe and stubbornly high unemployment in the United States later gave way to optimism that massive economic stimulus programs, robust growth in the world’s emerging markets, a strong holiday retail season and rising corporate earnings signaled better economic times ahead. Consequently, returns were particularly strong in higher yielding fixed-income market sectors, including investment-grade and high yield corporate bonds. In contrast, traditionally defensive U.S. government securities weathered pronounced weakness during the fourth quarter, with long-term U.S. Treasury bonds posting modest declines, on average.

As the first quarter of 2011 unfolds, we are aware that short-term interest rates may rise from historically low levels if growth accelerates, while any new economic setbacks could spark heightened market volatility among corporate and mortgage-backed securities. Nonetheless, we continue to see value in the bond market, and a well-diversified bond portfolio can help temper volatility stemming from unexpected economic or market developments. Of course, your financial advisor may be in the best position to help you seize the opportunities and confront the challenges produced by the financial markets in the months ahead.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
February 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2010, through January 31, 2011, as provided by David Horsfall, David Bowser, CFA, and Peter Vaream, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended January 31, 2011, Dreyfus Intermediate Term Income Fund’s Class A shares produced a total return of 1.57%, Class B shares returned 1.17%, Class C shares returned 1.19% and Class I shares returned 1.84%.1 In comparison, the fund’s benchmark, the Barclays Capital U.S. Aggregate Bond Index, achieved a total return of 0.20% for the same period.2

The reporting period generally proved to be a favorable time for higher yielding sectors of the bond market, but U.S. government securities declined as the economy continued to emerge from recession.The fund produced higher returns than its benchmark, primarily due to its emphasis on market sectors that fared well in a recovering economy.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income.To pursue its goal, the fund normally invests at least 80% of its assets in fixed-income securities of U.S. and foreign issuers rated at least investment grade or the unrated equivalent as determined by Dreyfus.These securities include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities and foreign bonds.Typically, the fund can be expected to have an average effective maturity ranging from five to 10 years, and an average effective duration ranging between three and eight years. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities rated below investment grade.

Stimulative Policies Fueled Rallying Credit Markets

Although the reporting period began in the midst of recovery from a global recession, recent macroeconomic developments threatened to derail an already choppy rebound. High unemployment and troubled housing markets weighed on U.S. economic growth, and Europe was

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

roiled by a sovereign debt crisis. As a result, investors at the start of the reporting period favored high-quality investments, such as U.S. government securities.

In response to the sluggish economy, the Federal Reserve Board (the “Fed”) maintained its target for the federal funds rate in a range between 0% and 0.25%, and it announced a new round of quantitative easing of monetary policy for the fall.The Fed’s announcement helped trigger a resurgence among high yield and investment-grade corporate-backed bonds. Meanwhile, it became clearer that earlier concerns regarding a potential double-dip recession were overblown, helping to support additional gains among corporate bonds, mortgage-backed securities and asset-backed securities. As investors grew more tolerant of credit risks, they shifted their attention away from traditional safe havens, and U.S. government securities gave back many of the gains achieved earlier in the year.

Constructive Posture Bolstered Relative Performance

By the start of the reporting period, we had boosted the fund’s holdings of U.S.Treasury securities, and we focused more intently on intermediate-term bonds in anticipation of steeper yield differences along the market’s maturity range.These strategies proved relatively effective during the “flight to quality” that prevailed over much of the summer of 2010.

As evidence mounted that the economic recovery would continue, we shifted to a more constructive investment posture. We reduced the fund’s holdings of U.S. government securities and increased its positions in high yield and investment-grade corporate bonds. High yield bonds from the energy, media, cable and paper-and-packaging industry groups fared particularly well, and investment-grade bonds issued by financial companies rebounded strongly from previously depressed levels. We also maintained a significant position in commercial mortgage-backed securities, which produced competitive levels of income and gained value in the recovering economy.

The fund’s interest rate strategies detracted mildly from the fund’s relative performance during the reporting period, as a slightly longer-than-average duration increased its sensitivity to market volatility. Our focus on bonds with maturities in the five- to seven-year maturity range helped offset a portion of weakness stemming from the fund’s duration posture.

4

We successfully employed Treasury futures and interest-rate options to help establish the fund’s duration and yield curve positions.

Finding Opportunities in a More Mature Recovery

While economic headwinds have lingered, we expect the U.S. economic recovery to persist as 2011 unfolds. Inflation has remained negligible, and we see little reason for the Fed to raise short-term interest rates anytime soon. Consequently, the appetite among domestic and overseas investors for competitive yields and higher levels of credit risk should remain robust.

However, in the wake of strong performance in many sectors of the U.S. bond market, we believe that fixed-income returns are likely to moderate over the months ahead. Indeed, selectivity within market sectors may be the key to generating above-average returns. In our judgment, our research-intensive investment process makes the fund particularly well suited to uncover potential opportunities in a more selective investment climate.

February 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-
10 years. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Term Income Fund from August 1, 2010 to January 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2011

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$4.32	$8.27	$8.11	$2.65
Ending value (after expenses)	$1,015.70	$1,011.70	$1,011.90	$1,018.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended January 31, 2011

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$4.33	$8.29	$8.13	$2.65
Ending value (after expenses)	$1,020.92	$1,016.99	$1,017.14	$1,022.58

† Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.63% for Class B, 1.60% for
Class C and .52% for Class I, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
January 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—105.3%	Rate (%)	Date	Amount ($)[d]		Value ($)
Advertising—.3%
Lamar Media,
Gtd. Notes	6.63	8/15/15	3,493,000		3,593,424
Aerospace & Defense—.5%
BE Aerospace,
Sr. Unscd. Notes	6.88	10/1/20	1,680,000		1,751,400
Meccanica Holdings USA,
Gtd. Notes	6.25	7/15/19	4,220,000	[a]	4,372,346
					6,123,746
Agriculture—.8%
Altria Group,
Gtd. Notes	9.70	11/10/18	5,100,000		6,623,819
Altria Group,
Gtd. Notes	10.20	2/6/39	2,125,000		2,893,196
					9,517,015
Apparel—.1%
HanesBrands,
Gtd. Notes	6.38	12/15/20	1,105,000	[a]	1,070,469
Asset-Backed Ctfs./
Auto Receivables—3.9%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	3,975,000	[a]	4,124,383
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. C	3.34	4/8/16	1,855,000		1,876,960
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	1,395,000		1,494,997
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. B	5.35	9/9/13	70,000		71,743
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. C	5.43	2/10/14	70,000		72,248
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. E	6.96	3/8/16	6,504,306	[a]	6,672,433
Capital Auto Receivables Asset
Trust, Ser. 2007-1, Cl. D	6.57	9/16/13	1,708,000	[a]	1,806,204
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	980,000		1,022,743
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. C	2.00	1/8/14	5,820,000		5,813,692

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Asset-Backed Ctfs./
Auto Receivables (continued)
Chrysler Financial Lease Trust,
Ser. 2010-A, Cl. C	4.49	9/16/13	2,600,000	[a]	2,601,245
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	5,100,000	[a]	5,340,906
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. D	7.12	2/15/13	1,600,000	[a]	1,618,000
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	2,970,000	[a]	3,100,586
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. D	5.22	7/15/15	791,726	[a]	793,125
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CFTS	5.22	7/15/15	1,245,557	[a]	1,227,945
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	1,402,000		1,407,610
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	3,660,000	[a]	3,670,835
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. C	5.45	10/22/12	1,876,000		1,907,804
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	1,160,000		1,168,269
					45,791,728
Asset-Backed Ctfs./
Home Equity Loans—1.4%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	673,149	[b]	681,946
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	3,311,806	[b]	3,161,139
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.58	10/25/35	2,176,532	[b]	2,071,717
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	1,597,593	[b]	1,612,411
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.69	5/25/35	589,489	[b]	588,007
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	11/25/34	3,311,090	[b]	3,311,097
CS First Boston Mortgage
Securities, Ser. 2005-FIX1, Cl. A5	4.90	5/25/35	257,059	[b]	230,314

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Asset-Backed Ctfs./
Home Equity Loans (continued)
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.66	3/25/35	1,239,372	[b]	1,211,042
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.71	7/25/35	494,994	[b]	493,391
JP Morgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.31	10/25/36	710,841	[b]	690,671
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.39	1/25/36	220,202	[b]	218,158
Morgan Stanley ABS Capital I,
Ser. 2004-NC1, Cl. M2	2.59	12/27/33	1,084,915	[b]	910,538
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.52	11/25/35	1,279,396	[b]	1,261,373
					16,441,804
Asset-Backed Ctfs./
Manufactured Housing—.2%
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	304,940		307,107
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	1,745,000		1,777,629
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	80,000	[b]	80,951
					2,165,687
Automobiles—.3%
Lear,
Gtd. Bonds	7.88	3/15/18	2,235,000		2,436,150
Lear,
Gtd. Notes	8.13	3/15/20	1,090,000	[c]	1,207,175
					3,643,325
Banks—6.3%
Ally Financial,
Gtd. Notes	8.00	11/1/31	2,585,000		2,933,975
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	7,170,000		7,387,065
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	6,225,000		6,670,934

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Banks (continued)
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	6,210,000		6,760,560
Credit Suisse,
Sub. Notes	5.40	1/14/20	2,245,000		2,276,455
Discover Bank,
Sub. Notes	7.00	4/15/20	1,750,000		1,919,438
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	4,135,000		4,599,435
Lloyds TSB Bank,
Bank Gtd. Notes	4.88	1/21/16	3,250,000		3,256,331
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	475,000	[b]	453,045
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	1,680,000		1,800,263
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	3,300,000		3,299,063
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	5,050,000		5,261,438
Morgan Stanley,
Sr. Unscd. Notes	5.75	8/31/12	1,180,000		1,260,998
NB Capital Trust IV,
Gtd. Cap. Secs.	8.25	4/15/27	1,290,000		1,330,313
Royal Bank of Scotland,
Bank Gtd. Notes	6.13	1/11/21	4,650,000		4,629,284
UBS AG/Stamford,
Sr. Unscd. Notes	4.88	8/4/20	2,445,000		2,465,391
USB Capital IX,
Gtd. Notes	6.19	10/29/49	7,090,000	[b]	5,622,370
Wells Fargo Capital XIII,
Gtd. Secs.	7.70	12/29/49	11,615,000	[b]	12,043,594
					73,969,952
Building Materials—.3%
Masco,
Sr. Unscd. Bonds	7.13	3/15/20	3,090,000		3,230,694
Chemicals—.3%
Dow Chemical,
Sr. Unscd. Notes	2.50	2/15/16	190,000		182,446

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Chemicals (continued)
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	2,885,000		3,606,850
					3,789,296
Coal—.2%
Consol Energy,
Gtd. Notes	8.00	4/1/17	1,585,000	[a]	1,727,650
Consol Energy,
Gtd. Notes	8.25	4/1/20	1,070,000	[a]	1,174,325
					2,901,975
Commercial & Professional
Services—1.0%
Aramark,
Gtd. Notes	8.50	2/1/15	5,908,000		6,188,630
Ceridian,
Gtd. Notes	11.25	11/15/15	2,510,000	[b]	2,610,400
Iron Mountain,
Sr. Sub. Notes	8.38	8/15/21	3,125,000		3,414,063
					12,213,093
Commercial Mortgage
Pass-Through Ctfs.—9.7%
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A5	4.81	12/10/42	4,224,000		4,484,697
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12, Cl. A3	4.24	8/13/39	132,288	[b]	134,781
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5, Cl. A2	4.25	7/11/42	413,500		415,956
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18 Cl. A2	4.56	2/13/42	2,073,464	[b]	2,093,129
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5, Cl. A3	4.57	7/11/42	110,000		111,210
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26, Cl. A4	5.47	1/12/45	5,055,000	[b]	5,439,141
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW13, Cl. A3	5.52	9/11/41	35,000		36,697
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28, Cl. A4	5.74	9/11/42	6,885,000	[b]	7,481,474

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1, Cl. B	5.24	7/10/46	2,639,000	[a,b]	2,645,166
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1, Cl. C	5.78	7/10/46	1,730,000	[a,b]	1,774,289
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1, Cl. D	5.92	7/10/46	2,110,000	[a,b]	2,035,311
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificate, Ser. 2006-HC1A, Cl. A1	0.45	5/15/23	4,933,899	[a,b]	4,833,323
CS First Boston Mortgage
Securities, Ser. 2004-C3, Cl. A3	4.30	7/15/36	368,272		368,038
CS First Boston Mortgage
Securities, Ser. 2005-C4, Cl. AAB	5.07	8/15/38	2,975,861	[b]	3,087,515
CS First Boston Mortgage
Securities, Ser. 2005-C5, Cl. A4	5.10	8/15/38	6,230,000	[b]	6,708,242
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. B	4.22	11/5/27	8,705,000	[a]	8,829,372
GE Capital Commercial Mortgage,
Ser. 2004-C2, Cl. A4	4.89	3/10/40	6,175,000		6,549,577
GMAC Commercial Mortgage
Securities, Ser. 2004-C3, Cl. A3	4.21	12/10/41	761,623		761,756
Greenwich Capital Commercial
Funding, Ser. 2004-GG1, Cl. A7	5.32	6/10/36	650,000	[b]	700,100
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.98	3/6/20	1,630,000	[a,b]	1,601,418
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.92	3/6/20	610,000	[a,b]	586,901
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	3.11	3/6/20	5,680,000	[a,b]	5,453,337
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. G	3.31	3/6/20	3,110,000	[a,b]	2,972,020
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. H	3.95	3/6/20	25,000	[a,b]	23,803
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	5.92	3/6/20	2,380,000	[a,b]	2,174,641
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. L	7.15	3/6/20	6,725,000	[a,b]	6,038,650

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2010-C2, Cl. A1	2.75	11/15/43	986,809	[a]	979,564
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A3	4.45	1/12/38	224,974		224,842
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	1,250,000		1,272,385
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2010-CNTR, Cl. C	5.51	8/5/32	3,635,000	[a]	3,582,594
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. B	7.15	12/5/27	1,200,000	[a]	1,351,400
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.45	12/5/27	5,455,000	[a,b]	6,177,840
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Cl. A5	4.74	7/15/30	2,280,000		2,408,727
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	1,080,286	[b]	1,079,610
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.22	11/12/37	122,571	[b]	123,548
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.24	11/12/37	4,035,000	[b]	4,341,131
Merrill Lynch Mortgage Trust,
Ser. 2002-MW1, Cl. A3	5.40	7/12/34	8,366		8,362
Morgan Stanley Capital I,
Ser. 2005-HQ7, Cl. A4	5.20	11/14/42	2,235,000	[b]	2,395,216
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. AAB	5.33	12/15/43	100,000		105,595
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.65	6/11/42	7,160,000	[b]	7,796,906
Morgan Stanley
Dean Witter Capital I,
Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	45,278		45,782

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[d]		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
RBSCF Trust,
Ser. 2010-MB1, Cl. B		4.63	4/15/24	900,000	[a,b]	939,104
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3		6.04	8/15/39	495,000	[b]	540,799
Vornado,
Ser. 2010-VN0, Cl. C		5.28	9/13/28	2,070,000	[a]	2,053,933
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2		4.38	10/15/41	931,244		939,994
						113,707,876
Diversified Financial Services—6.8%
American Express,
Sr. Unscd. Notes		7.25	5/20/14	5,255,000		6,022,661
Ameriprise Financial,
Jr. Sub. Notes		7.52	6/1/66	3,441,000	[b]	3,656,063
Capital One Bank USA,
Sub. Notes		8.80	7/15/19	7,540,000		9,373,660
Capital One Capital VI,
Gtd. Secs.		8.88	5/15/40	2,240,000		2,385,600
Countrywide Home Loans,
Gtd. Notes, Ser. L		4.00	3/22/11	1,820,000		1,828,900
Discover Financial Services,
Sr. Unscd. Notes		10.25	7/15/19	5,402,000		6,915,446
ERAC USA Finance,
Gtd. Notes		6.38	10/15/17	5,325,000	[a]	5,928,274
FCE Bank,
Sr. Unscd. Notes	EUR	7.13	1/16/12	1,050,000		1,493,387
Ford Motor Credit,
Sr. Unscd. Notes		6.63	8/15/17	3,260,000		3,497,931
Ford Motor Credit,
Sr. Unscd. Notes		8.00	12/15/16	8,135,000		9,238,236
General Electric Capital,
Sr. Unscd. Notes		5.63	5/1/18	70,000		75,996
General Electric Capital,
Sr. Unscd. Notes		6.88	1/10/39	2,713,000		3,050,625
Harley-Davidson Funding,
Gtd. Notes		5.75	12/15/14	5,980,000	[a]	6,364,376
Hutchison Whampoa International,
Gtd. Notes		5.75	9/11/19	1,110,000	[a]	1,203,095

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Diversified Financial
Services (continued)
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	1,390,000	[a]	1,678,138
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	1,300,000	[a]	1,309,130
International Lease Finance,
Sr. Unscd. Notes	8.25	12/15/20	5,495,000		5,996,419
Invesco,
Gtd. Notes	5.38	2/27/13	380,000		408,043
Invesco,
Gtd. Notes	5.38	12/15/14	25,000		26,835
Invesco,
Gtd. Notes	5.63	4/17/12	5,310,000		5,534,862
MBNA Capital A,
Gtd. Cap. Secs., Ser. A	8.28	12/1/26	2,285,000		2,356,406
MBNA,
Sr. Unscd. Notes	6.13	3/1/13	185,000		198,431
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	1,025,000		1,054,545
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	50,000		54,400
Nisource Capital Markets,
Sr. Unscd. Notes	7.86	3/27/17	105,000		121,339
					79,772,798
Electric Utilities—1.4%
AES,
Sr. Unscd. Notes	7.75	10/15/15	3,075,000		3,351,750
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	910,000		976,729
Commonwealth Edison,
First Mortgage Bonds	6.15	9/15/17	60,000		69,277
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	675,000		763,968
Consumers Energy,
First Mortgage Bonds	6.70	9/15/19	1,585,000		1,883,424
Duke Energy Carolinas,
Sr. Unscd. Notes	5.63	11/30/12	50,000		54,033
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	2,200,000		2,268,695

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[d]		Value ($)
Electric Utilities (continued)
Nevada Power,
Mortgage Notes		6.50	8/1/18	2,620,000		3,030,439
Nevada Power,
Mortgage Notes, Ser. R		6.75	7/1/37	395,000		445,379
NiSource Finance,
Gtd. Notes		5.25	9/15/17	650,000		689,671
NiSource Finance,
Gtd. Notes		6.40	3/15/18	1,530,000		1,728,551
Sierra Pacific Power,
Mortgage Notes, Ser. P		6.75	7/1/37	550,000		616,123
						15,878,039
Entertainment—.3%
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	3,055,000	[c]	3,383,413
Environmental Control—.8%
Republic Services,
Gtd. Notes		5.50	9/15/19	3,225,000		3,507,097
Waste Management,
Sr. Unscd. Notes		7.00	7/15/28	2,395,000		2,793,176
Waste Management,
Gtd. Notes		7.38	3/11/19	925,000		1,114,008
Waste Management,
Gtd. Notes		7.75	5/15/32	2,000,000		2,480,096
						9,894,377
Food & Beverages—.8%
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	3,520,000	[a]	4,678,696
Kraft Foods,
Sr. Unscd. Notes		6.88	2/1/38	2,750,000		3,083,677
Stater Brothers Holdings,
Gtd. Notes		7.75	4/15/15	1,245,000		1,301,025
						9,063,398
Foreign/Governmental—3.1%
Banco Nacional de Desenvolvimento
Economico e Social, Notes		5.50	7/12/20	2,085,000	[a]	2,126,700
Province of Quebec Canada,
Unscd. Notes		4.60	5/26/15	2,795,000		3,074,391
Republic of Chile,
Sr. Unscd. Notes	CLP	5.50	8/5/20	3,232,500,000		6,790,438

16

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[d]		Value ($)
Foreign/Governmental (continued)
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	1,500,000		1,798,211
Republic of Peru,
Sr. Unscd. Bonds		6.55	3/14/37	5,605,000		6,207,538
Republic of Peru,
Sr. Unscd. Notes	PEN	7.84	8/12/20	14,620,000	[a]	6,025,340
Republic of Philippines,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	170,000,000		3,505,197
Russia Foreign Bond,
Sr. Unscd. Bonds		5.00	4/29/20	6,455,000	[a]	6,425,953
						35,953,768
Health Care—.3%
Fresenius US Finance II,
Gtd. Notes		9.00	7/15/15	3,000,000	[a]	3,461,250
Household Products—.2%
Reynolds Group,
Sr. Scd. Notes		7.75	10/15/16	2,715,000	[a]	2,877,900
Manufacturing—.2%
Bombardier,
Sr. Notes		7.75	3/15/20	1,800,000	[a,c]	1,980,000
Media—4.3%
CBS,
Gtd. Notes		5.90	10/15/40	910,000		867,710
CCO Holdings,
Sr. Notes		7.00	1/15/19	1,900,000	[a,c]	1,919,000
CCO Holdings,
Gtd. Notes		7.00	1/15/19	2,255,000		2,283,188
Comcast,
Gtd. Notes		6.30	11/15/17	2,850,000		3,266,829
Comcast,
Gtd. Bonds		6.40	5/15/38	2,775,000		2,880,886
Cox Communications,
Sr. Unscd. Notes		6.25	6/1/18	3,535,000	[a]	3,950,567
CSC Holdings,
Sr. Unscd. Notes		8.50	4/15/14	2,910,000		3,266,475
DirecTV Holdings,
Gtd. Notes		5.88	10/1/19	1,130,000		1,230,627
DirecTV Holdings,
Gtd. Notes		6.00	8/15/40	205,000		201,652

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Media (continued)
DirecTV Holdings,
Gtd. Notes	7.63	5/15/16	2,980,000		3,311,430
Dish DBS,
Gtd. Notes	7.75	5/31/15	3,500,000		3,784,375
NBC Universal,
Sr. Unscd. Notes	5.15	4/30/20	3,170,000	[a]	3,274,505
News America,
Gtd. Notes	6.65	11/15/37	2,830,000		3,075,302
News America,
Gtd. Notes	6.90	8/15/39	2,640,000		2,964,575
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	2,990,000	[a]	3,319,492
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	1,068,000		1,108,159
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	2,655,000		3,079,473
Time Warner,
Gtd. Notes	5.88	11/15/16	2,755,000		3,110,103
Time Warner,
Gtd. Debs.	6.10	7/15/40	1,045,000		1,065,152
Time Warner,
Gtd. Debs.	6.20	3/15/40	1,798,000		1,854,630
					49,814,130
Mining—.7%
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	2,885,000		3,220,693
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	1,616,000		1,981,688
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	2,410,000		3,137,593
					8,339,974
Municipal Bonds—1.1%
California,
GO (Build America Bonds)	7.30	10/1/39	3,095,000		3,098,497
California,
GO (Build America Bonds)	7.55	4/1/39	3,180,000		3,277,849
Erie Tobacco Asset Securitization
Corporation, Tobacco Settlement
Asset-Backed Bonds, Ser. E	6.00	6/1/28	540,000		443,977

18

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Municipal Bonds (continued)
Illinois,
GO	4.42	1/1/15	3,430,000		3,452,055
New York City,
GO (Build America Bonds)	5.99	12/1/36	3,200,000		3,152,128
					13,424,506
Office And Business
Equipment—.3%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	792,000		834,233
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	1,075,000		1,169,799
Xerox,
Sr. Unscd. Notes	8.25	5/15/14	1,145,000		1,353,611
					3,357,643
Oil & Gas—3.2%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	4,765,000		5,270,466
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	2,920,000		3,036,800
Continental Resources,
Gtd. Notes	7.13	4/1/21	1,515,000	[a]	1,605,900
Continental Resources,
Gtd. Notes	7.38	10/1/20	2,810,000		3,006,700
EQT,
Sr. Unscd. Notes	8.13	6/1/19	2,955,000		3,477,086
Hess,
Sr. Unscd. Notes	5.60	2/15/41	1,500,000		1,475,334
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	497,000		629,267
Pemex Project
Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	2,865,000		2,882,468
Petrobras
International Finance,
Gtd. Notes	5.38	1/27/21	1,490,000		1,506,010
Petrobras
International Finance,
Gtd. Notes	6.75	1/27/41	1,255,000		1,271,757

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Oil & Gas (continued)
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	4,060,000		4,576,071
Range Resources,
Gtd. Notes	8.00	5/15/19	2,795,000		3,088,475
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	2,720,000		3,151,993
Valero Energy,
Sr. Unscd. Notes	6.13	2/1/20	2,100,000		2,287,690
					37,266,017
Packaging & Containers—.2%
Crown Americas,
Gtd. Notes	7.75	11/15/15	2,340,000		2,445,300
Paper & Paper Related—.3%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	655,000	[a]	681,200
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	2,035,000	[a]	2,299,550
					2,980,750
Pipelines—1.5%
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	20,000		21,675
El Paso,
Sr. Unscd. Bonds	6.50	9/15/20	1,725,000	[a]	1,760,556
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	370,000		400,673
Enterprise Products Operating,
Gtd. Notes	5.95	2/1/41	4,395,000		4,307,307
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	2,955,000		3,083,903
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	1,330,000		1,534,776
Plains All American Pipeline,
Gtd. Notes	5.00	2/1/21	2,550,000		2,572,823
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	3,089,000		3,306,188
					16,987,901

20

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Property & Casualty Insurance—3.3%
American International Group,
Sr. Unscd. Notes	3.65	1/15/14	890,000		917,003
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	3,340,000		3,570,213
AON,
Sr. Unscd. Notes	3.50	9/30/15	2,160,000		2,179,529
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	1,234,000		1,160,878
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	2,101,000		2,167,690
Hanover Insurance Group,
Sr. Unscd. Notes	7.50	3/1/20	775,000	[c]	813,645
Hanover Insurance Group,
Sr. Unscd. Notes	7.63	10/15/25	1,745,000		1,792,975
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	1,685,000	[a]	1,748,188
Lincoln National,
Sr. Unscd. Notes	6.25	2/15/20	5,445,000	[c]	5,997,030
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	2,544,000		3,120,272
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	2,600,000		3,305,580
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	2,960,000		3,165,741
Willis North America,
Gtd. Notes	6.20	3/28/17	3,665,000		3,778,993
Willis North America,
Gtd. Notes	7.00	9/29/19	4,790,000		5,215,620
					38,933,357
Real Estate—2.9%
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	810,000		872,709
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	2,030,000		2,224,817
Boston Properties,
Sr. Unscd. Notes	6.25	1/15/13	35,000		38,169

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Real Estate (continued)
CommonWealth REIT,
Sr. Unscd. Notes	0.90	3/16/11	3,725,000	[b]	3,723,812
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	545,000		603,564
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	2,565,000		3,039,297
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	1,220,000		1,350,318
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	1,525,000		1,653,429
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	550,000		598,764
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.20	1/15/17	145,000		162,495
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	3,000,000		3,171,501
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	145,000		153,487
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	2,145,000		2,217,711
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	690,000		729,588
Regency Centers,
Gtd. Notes	5.25	8/1/15	1,777,000		1,907,597
Regency Centers,
Gtd. Notes	5.88	6/15/17	210,000		229,454
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	2,921,000		3,374,307
WEA Finance
Gtd. Notes	7.50	6/2/14	2,400,000	[a]	2,752,889
WEA Finance,
Gtd. Notes	7.13	4/15/18	4,015,000	[a]	4,655,356
					33,459,264

22

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Residential Mortgage
Pass-Through Ctfs.—.6%
Banc of America Mortgage
Securities, Ser. 2005-2, Cl. 2A1	5.00	3/25/20	2,422,705		2,487,146
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	1.01	2/25/36	2,229,227	[b]	1,329,469
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	1.76	2/25/36	1,802,876	[b]	1,038,369
Impac Secured Assets
CMN Owner Trust,
Ser. 2006-1, Cl. 2A1	0.61	5/25/36	1,777,916	[b]	1,567,003
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	1,245	[a,b]	1,004
Residential Funding Mortgage
Securities I, Ser. 2004-S3, Cl. M1	4.75	3/25/19	689,003		606,235
					7,029,226
Retail—1.8%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	3,040,000		3,361,820
CVS Pass-Through Trust,
Pass Thru Certificates	8.35	7/10/31	4,599,060	[a]	5,556,368
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	2,642,000		2,677,046
Inergy Finance,
Gtd. Notes	7.00	10/1/18	5,535,000	[a]	5,707,969
Macys Retail Holdings,
Gtd. Notes	6.38	3/15/37	220,000		215,600
Staples,
Gtd. Notes	9.75	1/15/14	2,575,000		3,140,045
					20,658,848
Steel—.3%
Arcelormittal,
Sr. Unscd. Notes	5.25	8/5/20	3,250,000		3,231,989

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[d]		Value ($)
Telecommunications—3.1%
AT&T,
Sr. Unscd. Notes	5.60	5/15/18	2,690,000		2,985,445
CC Holdings,
Sr. Scd. Notes	7.75	5/1/17	5,665,000	[a]	6,259,825
Cellco Partnership/Verizon
Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	2,800,000		3,105,623
Digicel Group,
Sr. Unscd. Notes	8.88	1/15/15	6,005,000	[a]	6,222,681
Intelsat Jackson Holdings,
Sr. Unscd. Notes	7.25	10/15/20	3,235,000	[a]	3,323,963
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	1,230,000		1,328,400
Intelsat Subsidiary Holding,
Gtd. Notes	8.88	1/15/15	1,055,000	[a]	1,089,288
Sprint Capital,
Gtd. Notes	6.88	11/15/28	3,350,000		3,015,000
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	3,775,000		3,938,861
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	1,400,000		1,672,605
Wind Acquisition Finance,
Gtd. Notes	11.75	7/15/17	2,355,000	[a]	2,696,475
					35,638,166
U.S. Government Agencies—.0%
Small Business Administration
Participation Ctfs., Gov’t
Gtd. Debs., Ser. 97-J	6.55	10/1/17	180,448		197,333
U.S. Government Agencies/
Mortgage-Backed—31.4%
Federal Home Loan Mortgage Corp.:
5.00%, 10/1/18—9/1/40			21,033,168	[e]	22,144,724
5.50%, 11/1/22—9/1/40			20,949,949	[e]	22,517,856
6.00%, 7/1/17—12/1/37			12,177,884	[e]	13,311,406
6.50%, 3/1/14—3/1/32			431,087	[e]	486,019
7.00%, 3/1/12			1,332	[e]	1,362
7.50%, 12/1/25—1/1/31			28,579	[e]	32,860

24

	Principal
Bonds and Notes (continued)	Amount ($)[d]		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Federal Home Loan Mortgage Corp. (continued):
8.00%, 10/1/19—10/1/30	12,676	[e]	14,726
8.50%, 7/1/30	836	[e]	993
Multiclass Mortgage Participation Ctfs.,
Ser. 2586, Cl. WE, 4.00%, 12/15/32	2,093,972	[e]	2,164,815
Multiclass Mortgage Participation Ctfs.,
Ser. 51, Cl. E, 10.00%, 7/15/20	132,697	[e]	133,028
Federal National Mortgage Association:
4.50%	24,375,000	[e,f]	24,927,240
5.00%	74,160,000	[e,f]	77,739,939
5.50%	90,835,000	[e,f]	97,463,784
6.00%	23,265,000	[e,f]	25,322,510
5.00%, 7/1/11—9/1/40	9,594,645	[e]	10,197,209
5.50%, 8/1/22—8/1/40	42,476,136	[e]	45,634,580
6.00%, 1/1/19—4/1/38	13,608,118	[e]	14,894,627
6.50%, 3/1/26—10/1/32	167,182	[e]	188,745
7.00%, 9/1/14—7/1/32	58,674	[e]	65,565
7.50%, 3/1/12—3/1/31	17,492	[e]	19,528
8.00%, 5/1/13—3/1/31	28,805	[e]	32,923
Pass-Through Ctfs., Ser. 2004-58,
Cl. LJ, 5.00%, 7/25/34	5,133,249	[e]	5,302,089
Pass-Through Ctfs., Ser. 1988-16,
Cl. B, 9.50%, 6/25/18	81,040	[e]	92,418
Government National Mortgage Association I:
5.50%, 4/15/33	2,841,970		3,088,898
6.00%, 1/15/29	28,355		31,294
6.50%, 4/15/28—9/15/32	57,879		65,560
7.00%, 12/15/26—9/15/31	19,571		22,642
7.50%, 12/15/26—11/15/30	6,076		7,063
8.00%, 1/15/30—10/15/30	17,039		20,319
8.50%, 4/15/25	5,188		6,221
9.00%, 10/15/27	9,945		11,967
9.50%, 2/15/25	3,254		3,844
9.50%, 11/15/17	105,757		116,624
Government National Mortgage Association II:
6.50%, 2/20/31—7/20/31	138,733		156,208
7.00%, 11/20/29	438		513
			366,220,099

The Fund	25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)[d]		Value ($)
U.S. Government Securities—11.1%
U.S. Treasury Bonds:
4.25%, 5/15/39	5,003,000		4,757,543
4.63%, 2/15/40	13,060,000		13,204,888
U.S. Treasury Notes:
1.38%, 9/15/12	96,065,000	[c]	97,490,989
2.13%, 5/31/15	7,200,000		7,349,090
2.38%, 7/31/17	6,805,000		6,729,505
			129,532,015
Total Bonds and Notes
(cost $1,184,475,075)			1,229,941,545

	Face Amount
	Covered by
Options Purchased—.0%	Contracts ($)		Value ($)
Call Options:
Japanese Yen,
August 2011 @ $90	12,395,000	[g]	78,919
Japanese Yen,
August 2011 @ $90	12,500,000	[g]	79,588
Total Options
(cost $632,680)			158,507

	Principal
Short-Term Investments—11.2%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.13%, 2/10/11	126,500,000		126,496,079
0.17%, 6/9/11	3,690,000	[h]	3,688,070
Total Short-Term Investments
(cost $130,183,648)			130,184,149

Other Investment—2.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $23,500,000)	23,500,000	[i]	23,500,000

26

Investment of Cash Collateral
for Securities Loaned—.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $6,073,288)	6,073,288[i]	6,073,288

Total Investments (cost $1,344,864,691)	119.0%	1,389,857,489
Liabilities, Less Cash and Receivables	(19.0%)	(222,139,648)
Net Assets	100.0%	1,167,717,841

GO—General Obligation
REIT—Real Estate Investment Trust
a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2011, these securities had a value of $196,236,746 or 16.8% of net assets.
b Variable rate security—interest rate subject to periodic change.
c Security, or portion thereof, on loan.At January 31, 2011, the value of the fund’s securities on loan was
$103,312,545 and the value of the collateral held by the fund was $106,141,222, consisting of cash collateral of
$6,073,288 and U.S. Government Agencies valued at $100,067,934.
d Principal amount stated in U.S. Dollars unless otherwise noted.
CLP—Chilean Peso
EUR—Euro
PEN—Peruvian New Sol
PHP—Philippine Peso
e The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
f Purchased on a forward commitment basis.
g Non-income producing security.
h Held by a broker as collateral for open financial futures, forward foreign currency exchange contracts, and swap positions.
i Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Corporate Bonds	42.8	Foreign/Governmental	3.1
U.S. Government & Agencies	42.5	Municipal Bonds	1.1
Asset/Mortgage-Backed	15.8	Options Purchased	.0
Short-Term/
Money Market Investments	13.7		119.0

† Based on net assets.
See notes to financial statements.

The Fund	27

STATEMENT OF FINANCIAL FUTURES
January 31, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2011	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	86	10,388,531	March 2011	38,969

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
January 31, 2011 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options;
U.S. Treasury 10 Year Notes,
February 2011 @ $121.5	237,000	[a]	(133,313)
Put Options:
10-Year USD LIBOR-BBA,
February 2011 @ $5.36	39,580,000	[a]	(4)
U.S. Treasury 10 Year Notes,
February 2011 @ $119	237,000	[a]	(66,656)
(premiums received $829,197)			(199,973)

BBA—British Bankers Association
LIBOR—London Interbank Offered Rate
USD—US Dollar
a Non-income producing security.
See notes to financial statements.

28

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2011 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $103,312,545)—Note 1(c):
Unaffiliated issuers		1,315,291,403		1,360,284,201
Affiliated issuers			29,573,288	29,573,288
Cash denominated in foreign currencies			100,050	102,430
Receivable for investment securities sold				49,553,207
Dividends and interest receivable				11,006,360
Receivable for shares of Common Stock subscribed				329,304
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				144,413
Prepaid expenses and other receivables				5,198
				1,450,998,401
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				892,564
Cash overdraft due to Custodian				183,663
Payable for investment securities purchased				273,100,984
Liability for securities on loan—Note 1(c)				6,073,288
Payable for shares of Common Stock redeemed				1,327,337
Unrealized depreciation on swap contracts—Note 4				942,175
Outstanding options written, at value (premiums received
$829,197)—See Statement of Options Written—Note 4				199,973
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				145,931
Payable for futures variation margin—Note 4				30,906
Accrued expenses				383,739
				283,280,560
Net Assets ($)			1,167,717,841
Composition of Net Assets ($):
Paid-in capital				1,208,901,185
Accumulated undistributed investment income—net				123,591
Accumulated net realized gain (loss) on investments				(86,030,427)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions
(including $38,969 net unrealized appreciation on financial futures)				44,723,492
Net Assets ($)			1,167,717,841

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	1,094,106,420	5,838,776	42,764,627	25,008,018
Shares Outstanding	83,373,900	444,942	3,259,167	1,906,393
Net Asset Value Per Share ($)	13.12	13.12	13.12	13.12

See notes to financial statements.

The Fund	29

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2011 (Unaudited)

Investment Income ($):
Income:
Interest	25,686,388
Dividends;
Affiliated issuers	21,478
Income from securities lending—Note 1(c)	10,031
Total Income	25,717,897
Expenses:
Management fee—Note 3(a)	2,765,851
Shareholder servicing costs—Note 3(c)	2,199,008
Distribution fees—Note 3(b)	190,268
Custodian fees—Note 3(c)	53,508
Professional fees	47,991
Registration fees	33,961
Prospectus and shareholders’ reports	32,159
Loan commitment fees—Note 2	22,539
Directors’ fees and expenses—Note 3(d)	16,199
Miscellaneous	39,649
Total Expenses	5,401,133
Less—reduction in fees due to earnings credits—Note 3(c)	(1,666)
Net Expenses	5,399,467
Investment Income—Net	20,318,430
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	11,301,431
Net realized gain (loss) on financial futures	2,577,915
Net realized gain (loss) on options transactions	(453,410)
Net realized gain (loss) on swap transactions	291,010
Net realized gain (loss) on forward foreign currency exchange contracts	524,494
Net Realized Gain (Loss)	14,241,440
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	(14,365,847)
Net unrealized appreciation (depreciation) on financial futures	(396,773)
Net unrealized appreciation (depreciation) on options transactions	(430,792)
Net unrealized appreciation (depreciation) on swap transactions	588,556
Net unrealized appreciation (depreciation)
on forward foreign currency exchange contracts	(288,405)
Net Unrealized Appreciation (Depreciation)	(14,893,261)
Net Realized and Unrealized Gain (Loss) on Investments	(651,821)
Net Increase in Net Assets Resulting from Operations	19,666,609

See notes to financial statements.

30

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2011	Year Ended
	(Unaudited)	July 31, 2010
Operations ($):
Investment income—net	20,318,430	51,929,878
Net realized gain (loss) on investments	14,241,440	30,339,546
Net unrealized appreciation
(depreciation) on investments	(14,893,261)	83,374,503
Net Increase (Decrease) in Net Assets
Resulting from Operations	19,666,609	165,643,927
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(20,394,602)	(48,695,693)
Class B Shares	(103,437)	(550,219)
Class C Shares	(643,225)	(1,744,113)
Class I Shares	(527,466)	(1,279,118)
Total Dividends	(21,668,730)	(52,269,143)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	72,284,180	168,794,214
Class B Shares	269,105	730,529
Class C Shares	3,123,693	10,637,849
Class I Shares	4,170,995	15,882,924
Dividends reinvested:
Class A Shares	18,136,926	43,694,500
Class B Shares	74,452	382,750
Class C Shares	443,345	1,335,614
Class I Shares	249,235	552,023
Cost of shares redeemed:
Class A Shares	(171,113,540)	(266,471,594)
Class B Shares	(5,518,377)	(10,363,205)
Class C Shares	(8,645,176)	(18,857,966)
Class I Shares	(9,149,415)	(16,913,930)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(95,674,577)	(70,596,292)
Total Increase (Decrease) in Net Assets	(97,676,698)	42,778,492
Net Assets ($):
Beginning of Period	1,265,394,539	1,222,616,047
End of Period	1,167,717,841	1,265,394,539
Undistributed investment income—net	123,591	1,473,891

The Fund	31

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	January 31, 2011	Year Ended
	(Unaudited)	July 31, 2010
Capital Share Transactions:
Class Aa
Shares sold	5,474,515	13,393,151
Shares issued for dividends reinvested	1,371,611	3,460,021
Shares redeemed	(12,961,409)	(21,166,038)
Net Increase (Decrease) in Shares Outstanding	(6,115,283)	(4,312,866)
Class Ba
Shares sold	20,388	58,494
Shares issued for dividends reinvested	5,629	30,494
Shares redeemed	(417,414)	(828,055)
Net Increase (Decrease) in Shares Outstanding	(391,397)	(739,067)
Class C
Shares sold	236,870	845,451
Shares issued for dividends reinvested	33,527	105,914
Shares redeemed	(655,023)	(1,490,834)
Net Increase (Decrease) in Shares Outstanding	(384,626)	(539,469)
Class I
Shares sold	315,425	1,265,003
Shares issued for dividends reinvested	18,849	43,810
Shares redeemed	(693,523)	(1,345,229)
Net Increase (Decrease) in Shares Outstanding	(359,249)	(36,416)

a During the period ended January 31, 2011, 78,963 Class B shares representing $1,044,368, were automatically converted to 78,952 Class A shares and during the period ended July 31, 2010, 329,609 Class B shares representing $4,109,406, were automatically converted to 329,547 Class A shares.

See notes to financial statements.

32

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2011				Year Ended July 31,
Class A Shares	(Unaudited)	2010	2009	2008[a]	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	13.15	12.00	12.02	12.40	12.35	12.75
Investment Operations:
Investment income—net[b]	.22	.53	.56	.55	.61	.53
Net realized and unrealized
gain (loss) on investments	(.01)	1.15	(.02)	(.32)	.08	(.28)
Total from
Investment Operations	.21	1.68	.54	.23	.69	.25
Distributions:
Dividends from
investment income—net	(.24)	(.53)	(.56)	(.60)	(.64)	(.58)
Dividends from net realized
gain on investments	—	—	—	(.01)	—	(.07)
Total Distributions	(.24)	(.53)	(.56)	(.61)	(.64)	(.65)
Net asset value,
end of period	13.12	13.15	12.00	12.02	12.40	12.35
Total Return (%)	1.57[c,d]	14.29 [c]	4.90[c]	1.76[c]	5.74	2.05
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.85[e]	.89	.92	.87	.92	.91
Ratio of net expenses
to average net assets	.85[e]	.88	.82	.80	.80	.80
Ratio of net investment income
to average net assets	3.33[e]	4.21	4.93	4.53	4.85	4.21
Portfolio Turnover Rate[f]	167.76[d]	237.07	343.03	385.86	492.35	439.09
Net Assets, end of period
($ x 1,000)	1,094,106 1,176,710		1,125,878	1,257,597	522,661	458,856

a The fund commenced offering four classes of shares on May 13, 2008.The existing Investor shares were redesignated as Class A shares.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2011,
July 31, 2010, 2009, 2008, 2007 and 2006 were 69.24%, 90.98%, 108.07%, 125.60%, 357.70% and
270.18%, respectively.

See notes to financial statements.

The Fund	33

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	January 31, 2011		Year Ended July 31,
Class B Shares	(Unaudited)	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	13.15	12.01	12.01	12.35
Investment Operations:
Investment income—net[b]	.16	.48	.46	.06
Net realized and unrealized
gain (loss) on investments	(.01)	1.13	.00[c]	(.29)
Total from Investment Operations	.15	1.61	.46	(.23)
Distributions:
Dividends from investment income—net	(.18)	(.47)	(.46)	(.11)
Net asset value, end of period	13.12	13.15	12.01	12.01
Total Return (%)[d]	1.17[e]	13.72	3.95	(1.77)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.63[f]	1.43	1.59	1.70[f]
Ratio of net expenses to average net assets	1.63[f]	1.43	1.59	1.70[f]
Ratio of net investment income
to average net assets	2.55[f]	3.86	4.14	2.43[f]
Portfolio Turnover Rate[g]	167.76[e]	237.07	343.03	385.86
Net Assets, end of period ($ x 1,000)	5,839	10,996	18,918	41,588

a	From May 13, 2008 (commencement of initial offering) to July 31, 2008.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.
g	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2011,
July 31, 2010, 2009 and 2008 were 69.24%, 90.98%, 108.07% and 125.60%, respectively.
See notes to financial statements.

34

Six Months Ended
	January 31, 2011		Year Ended July 31,
Class C Shares	(Unaudited)	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	13.15	12.00	12.02	12.35
Investment Operations:
Investment income—net[b]	.17	.43	.46	.06
Net realized and unrealized
gain (loss) on investments	(.01)	1.15	(.02)	(.28)
Total from Investment Operations	.16	1.58	.44	(.22)
Distributions:
Dividends from investment income—net	(.19)	(.43)	(.46)	(.11)
Net asset value, end of period	13.12	13.15	12.00	12.02
Total Return (%)[c]	1.19[d]	13.40	4.01	(1.81)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.60[e]	1.66	1.69	1.49[e]
Ratio of net expenses to average net assets	1.60[e]	1.66	1.69	1.49[e]
Ratio of net investment income
to average net assets	2.59[e]	3.41	4.07	2.64[e]
Portfolio Turnover Rate[f]	167.76[d]	237.07	343.03	385.86
Net Assets, end of period ($ x 1,000)	42,765	47,907	50,196	54,928

a	From May 13, 2008 (commencement of initial offering) to July 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2011,
July 31, 2010, 2009 and 2008 were 69.24%, 90.98%, 108.07% and 125.60%, respectively.
See notes to financial statements.

The Fund	35

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
January 31, 2011			Year Ended July 31,
Class I Shares	(Unaudited)	2010	2009	2008[a]	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	13.14	12.00	12.01	12.40	12.34	12.75
Investment Operations:
Investment income—net[b]	.24	.56	.58	.60	.64	.56
Net realized and unrealized
gain (loss) on investments	.00[c]	1.15	.00[c]	(.34)	.09	(.28)
Total from Investment Operations	.24	1.71	.58	.26	.73	.28
Distributions:
Dividends from
investment income—net	(.26)	(.57)	(.59)	(.64)	(.67)	(.62)
Dividends from net realized
gain on investments	—	—	—	(.01)	—	(.07)
Total Distributions	(.26)	(.57)	(.59)	(.65)	(.67)	(.69)
Net asset value, end of period	13.12	13.14	12.00	12.01	12.40	12.34
Total Return (%)	1.84[d]	14.52	5.27	2.05	6.02	2.35
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.52[e]	.62	.60	.52	.53	.51
Ratio of net expenses
to average net assets	.52[e]	.59	.54	.52	.53	.51[d]
Ratio of net investment income
to average net assets	3.66[e]	4.46	5.18	4.83	5.10	4.48
Portfolio Turnover Rate[f]	167.76[d]	237.07	343.03	385.86	492.35	439.09
Net Assets, end of period
($ x 1,000)	25,008	29,781	27,624	38,600	35,482	31,473

a	The fund commenced offering four classes of shares on May 13, 2008.The existing Institutional shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.
f	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2011,
July 31, 2010, 2009, 2008, 2007 and 2006 were 69.24%, 90.98%, 108.07%, 125.60%, 357.70% and
270.18%, respectively.
See notes to financial statements.

36

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Term Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 1.2 billion shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (500 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized) and Class I (500 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options transactions, swap transactions and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not

38

readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	64,399,219	—	64,399,219
Commercial
Mortgage-Backed	—	113,707,876	—	113,707,876
Corporate Bonds†	—	499,477,503	—	499,477,503
Foreign Government	—	35,953,768	—	35,953,768
Municipal Bonds	—	13,424,506	—	13,424,506
Mutual Funds	29,573,288	—	—	29,573,288
Residential
Mortgage-Backed	—	7,029,226	—	7,029,226
U.S. Government
Agencies/
Mortgage-Backed	—	366,417,432	—	366,417,432

40

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
U.S. Treasury	—	259,716,164	—	259,716,164
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	144,413	—	144,413
Futures††	38,969	—	—	38,969
Options Purchased	—	158,507	—	158,507
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(145,931)	—	(145,931)
Swaps††	—	(942,175)	—	(942,175)
Options Written	(199,969)	(4)	—	(199,973)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at January 31, 2011. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluat-

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ing the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all

42

income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended January 31, 2011, The Bank of New York Mellon earned $5,401 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended January 31, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	7/31/2010	($)	Purchases ($)	Sales ($)	1/31/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,235,000		608,851,000	586,586,000	23,500,000		2.0
Dreyfus
Institutional
Cash
Advantage
Plus Fund	14,924,807		40,291,380	49,142,899	6,073,288.5
Total	16,159,807		649,142,380	635,728,899	29,573,288		2.5

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended July 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $88,766,387 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to July 31, 2010. If not applied, $8,440,328 of the carryover expires in fiscal 2011, $7,653,528 expires in fiscal 2012, $19,091,268 expires in fiscal 2013, $4,661,252 expires in fiscal 2014, $11,616,326 expires in fiscal 2015, $635,541 expires in fiscal 2016, $33,295,069 expires in fiscal 2017 and $3,373,075 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2010 was as follows: ordinary income $52,269,143. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In

44

connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended January 31, 2011, the Distributor retained $8,713 from commissions earned on sales of the fund’s Class A shares and $14,539 and $1,420 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended January 31, 2011, Class B and Class C shares were charged $18,749 and $171,519, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor

The Fund	45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

determines the amounts to be paid to Service Agents. During the period ended January 31, 2011, Class A, Class B and Class C shares were charged $1,436,523, $9,375 and $57,173, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2011, the fund was charged $216,543 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended January 31, 2011, the fund was charged $25,631 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1,666.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2011, the fund was charged $53,508 pursuant to the custody agreement.

During the period ended January 31, 2011, the fund was charged $3,456 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees

46

$448,007, Rule 12b-1 distribution plan fees $29,791, shareholder services plan fees $243,575, custodian fees $37,848, chief compliance officer fees $2,304 and transfer agency per account fees $131,039.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, options transactions, financial futures, forward contracts and swap transactions, during the period ended January 31, 2011, amounted to $2,215,530,867 and $2,358,469,647, respectively, of which $1,301,053,579 in purchases and $1,303,391,816 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a

The Fund	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of January 31, 2011 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1]	38,969	Interest rate risk[2]	(199,973)
Foreign exchange risk[3,4]	302,920	Foreign exchange risk[5]	(145,931)
Credit risk	—	Credit risk[6]	(942,175)
Gross fair value of
derivatives contracts	341,889		(1,288,079)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Outstanding options written, at value.
3	Options purchased are included in Investments in securities of Unaffiliated issuers.
4	Unrealized appreciation on forward foreign currency exchange contracts.
5	Unrealized depreciation on forward foreign currency exchange contracts.
6	Unrealized depreciation on swap contracts.

The effect of derivative instruments in the Statement of Operations during the period ended January 31, 2011 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[7]	Options[8]	Contracts[9]	Swaps[10]	Total
Interest rate	2,577,915	(453,410)	—	—	2,124,505
Foreign
exchange	—	—	524,494	—	524,494
Credit	—	—	—	291,010	291,010
Total	2,577,915	(453,410)	524,494	291,010	2,940,009

48

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
			Forward
Underlying risk	Futures[11]	Options[12]	Contracts[13]	Swaps[14]	Total
Interest rate	(396,773)	43,381	—	—	(353,392)
Foreign
exchange	—	(474,173)	(288,405)	—	(762,578)
Credit	—	—	—	588,556	588,556
Total	(396,773)	(430,792)	(288,405)	588,556	(527,414)

Statement of Operations location:
7	Net realized gain (loss) on financial futures.
8	Net realized gain (loss) on options transactions.
9	Net realized gain (loss) on forward foreign currency exchange contracts.
[10] Net realized gain (loss) on swap transactions.
[11] Net unrealized appreciation (depreciation) on financial futures.
[12] Net unrealized appreciation (depreciation) on options transactions.
[13] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[14] Net unrealized appreciation (depreciation) on swap transactions.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or

The Fund	49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

loss.There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at January 31, 2011 are set forth in the Statement of Financial Futures.

Options: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment.The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of

50

the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written during the period ended January 31, 2011:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain (Loss) ($)
Contracts outstanding
July 31, 2010	39,580,000	593,700
Contracts written	52,898,000	2,430,242
Contracts terminated:
Contracts closed	27,124,000	1,605,255	2,473,246	(867,991)
Contracts expired	25,300,000	589,490	—	589,490
Total contracts
terminated	52,424,000	2,194,745	2,473,246	(278,501)
Contracts outstanding
January 31, 2011	40,054,000	829,197

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any

The Fund	51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at January 31, 2011:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Malaysian Ringgit,
Expiring 2/25/2011	36,650,000	11,959,693	11,952,313	(7,380)
Singapore Dollar,
Expiring 2/25/2011	15,325,000	11,890,353	11,979,501	89,148
Russian Ruble,
Expiring 2/25/2011	360,810,000	12,037,031	12,086,847	49,816
Sales:		Proceeds ($)
Chilean Peso, Expiring
2/25/2011	3,356,440,000	6,792,351	6,930,902	(138,551)
Japanese Yen,
Expiring 2/25/2011	955,630,000	11,649,762	11,644,313	5,449
Gross Unrealized
Appreciation				144,413
Gross Unrealized
Depreciation				(145,931)

Swaps:The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net

52

amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument.The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of

The Fund	53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on corporate issues entered into by the fund.These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. The following summarizes open credit default swaps entered into by the fund at January 31, 2011:

				(Pay)			Upfront
				Receive	Implied		Premiums
Reference		Notional		Fixed	Credit	Market	Received	Unrealized
Obligation		Amount ($)[2] Rate (%) Spread (%)[3]				Value ($)	(Paid) ($) (Depreciation) ($)

Sale Contracts:[1]
Northern Tobacco,
5%, 6/1/2046
12/20/2011	†	11,710,000	[a]	1.35	6.25	(471,088)	—	(471,088)
Southern
California
Tobacco,
5%, 6/1/2037
12/20/2011	†	11,710,000	[a]	1.35	6.25	(471,087)	—	(471,087)
								(942,175)

†	Expiration Date
Counterparties:
a	Citibank
1	If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
2	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
3	Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.A credit spread identified as
“Defaulted” indicates a credit event has occurred for the referenced entity.

54

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following summarizes the average market value of derivatives outstanding during the period ended January 31, 2011:

Average Market Value ($)
Interest rate futures contracts	62,209,516
Interest rate options contracts	592,259
Foreign currency options contracts	45,818,500
Forward contracts	274,235

The following summarizes the average notional value of swap contracts outstanding during the period ended January 31, 2011:

Average Notional Value ($)
Credit default swap contracts	23,420,000

At January 31, 2011, accumulated net unrealized appreciation on investments was $44,992,798, consisting of $53,368,988 gross unrealized appreciation and $8,376,190 gross unrealized depreciation.

At January 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	55

NOTES

For More Information

Telephone Call your financial representative or 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Dreyfus
Short Term Income Fund

SEMIANNUAL REPORT January 31, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
21	Statement of Financial Futures
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
26	Financial Highlights
29	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Short Term Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Short Term Income Fund, covering the six-month period from August 1, 2010, through January 31, 2011.

The past six months proved to be a volatile time for the financial markets, but most asset classes, including bonds, generally produced positive absolute returns for the reporting period. Investors’ concerns regarding a sovereign debt crisis in Europe and stubbornly high unemployment in the United States later gave way to optimism that massive economic stimulus programs, robust growth in the world’s emerging markets, a strong holiday retail season and rising corporate earnings signaled better economic times ahead. Consequently, returns were particularly strong in higher yielding fixed-income market sectors, including investment-grade and high yield corporate bonds. In contrast, traditionally defensive U.S. government securities weathered pronounced weakness during the fourth quarter, with long-term U.S. Treasury bonds posting modest declines, on average.

As the first quarter of 2011 unfolds, we are aware that short-term interest rates may rise from historically low levels if growth accelerates, while any new economic setbacks could spark heightened market volatility among corporate and mortgage-backed securities. Nonetheless, we continue to see value in the bond market, and a well-diversified bond portfolio can help temper volatility stemming from unexpected economic or market developments. Of course, your financial advisor may be in the best position to help you seize the opportunities and confront the challenges produced by the financial markets in the months ahead.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
February 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2010, through January 31, 2011, as provided by David Bowser, CFA, and Peter Vaream, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended January 31, 2011, Dreyfus ShortTerm Income Fund’s Class B shares produced a total return of 1.11%, Class D shares produced a total return of 1.36% and Class P shares produced a total return of 1.35%.1 In comparison, the fund’s benchmark, the BofA Merrill Lynch 1-5 Year Corporate/Government Index (the “Index”), achieved a total return of 0.73% for the same period.2

The reporting period generally proved to be a favorable time for higher yielding sectors of the bond market, but U.S. government securities declined as the economy continued to emerge from recession.The fund produced higher returns than its benchmark, primarily due to its emphasis on market sectors that fared well in a recovering economy.

The Fund’s Investment Approach

The fund seeks to maximize total returns consisting of capital appreciation and current income.To pursue its goal, the fund invests at least 80% of its assets in fixed-income securities of U.S. or foreign issuers rated investment grade or the unrated equivalent as determined by Dreyfus. This may include U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including CMOs) and foreign bonds. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities rated below investment grade (“high yield” or “junk” bonds). Typically, the fund’s portfolio can be expected to have an average effective maturity and an average effective duration of three years or less.

Stimulative Policies Fueled Rallying Credit Markets

Although the reporting period began in the midst of recovery from a global recession, recent macroeconomic developments threatened to derail an already choppy rebound. High unemployment and troubled housing markets weighed on U.S. economic growth, and Europe

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

was roiled by a sovereign debt crisis. As a result, investors at the start of the reporting period favored high-quality investments, such as U.S. government securities.

In response to the sluggish economy, the Federal Reserve Board (the “Fed”) maintained its target for the federal funds rate in a range between 0% and 0.25%, and it announced a new round of quantitative easing of monetary policy for the fall.The Fed’s announcement helped trigger a resurgence among high yield and investment-grade corporate-backed bonds. Meanwhile, it became clearer that earlier concerns regarding a potential double-dip recession were overblown, helping to support additional gains among corporate bonds, mortgage-backed securities and asset-backed securities. As investors grew more tolerant of credit risks, they shifted their attention away from traditional safe havens, and U.S. government securities gave back many of the gains achieved earlier in the year.

Constructive Posture Bolstered Relative Performance

By the start of the reporting period, we had boosted the fund’s holdings of U.S.Treasury securities, and we focused more intently on intermediate-term bonds.These strategies proved relatively effective during the “flight to quality” that prevailed over much of the summer of 2010.

As evidence mounted that the economic recovery would continue, we returned to a more constructive investment posture. We reduced the fund’s holdings of U.S. government securities and increased its positions in investment-grade corporate bonds and, to a lesser extent, high yield securities. Short-term high yield bonds from the energy, media, cable and paper-and-packaging industry groups fared particularly well, while investment-grade bonds issued by financial companies rebounded strongly from previously depressed levels. We also maintained a significant position in commercial mortgage-backed securities, which produced competitive levels of income and gained value in the recovering economy.

The fund’s interest rate strategies detracted mildly from the fund’s relative performance during the reporting period, as a slightly longer-than-average duration increased its sensitivity to market volatility. In addition, our focus on bonds with maturities in the five-year maturity range prevented the fund from participating more fully in better performance in the

4

two-year range.We employed Treasury futures and interest-rate options to help establish the fund’s duration and yield curve positions.

Finding Opportunities in a More Mature Recovery

While economic headwinds have lingered, we expect the U.S. economic recovery to persist as 2011 unfolds. Inflation has remained negligible, and we see little reason for the Fed to raise short-term interest rates anytime soon. Consequently, the appetite among domestic and overseas investors for competitive yields and higher levels of credit risk should remain robust.

However, in the wake of strong performance in many sectors of the U.S. bond market, we believe that fixed-income returns are likely to moderate over the months ahead. Indeed, selectivity within market sectors may be the key to generating above-average returns. In our judgment, our research-intensive investment process makes the fund particularly well suited to uncover potential opportunities in a more selective investment climate.

February 15, 2011

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the applicable contingent deferred sales charges imposed on redemptions in the case of
Class B shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The BofA Merrill Lynch 1-5Year Corporate/Government Index is a market value-weighted index that tracks the performance of publicly placed, non-convertible, fixed-rate, coupon-bearing, investment-grade U.S. domestic debt. Maturities of the securities range from one to five years. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short Term Income Fund from August 1, 2010 to January 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2011

	Class B	Class D	Class P
Expenses paid per $1,000†	$6.84	$4.47	$4.62
Ending value (after expenses)	$1,011.10	$1,013.60	$1,013.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2011

	Class B	Class D	Class P
Expenses paid per $1,000†	$6.87	$4.48	$4.63
Ending value (after expenses)	$1,018.40	$1,020.77	$1,020.62

† Expenses are equal to the fund’s annualized expense ratio of 1.35% for Class B, .88% for Class D, and .91%
for Class P, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

January 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—97.2%	Rate (%)	Date	Amount ($)		Value ($)
Advertising—.3%
Lamar Media,
Gtd. Notes	6.63	8/15/15	789,000		811,684
Aerospace & Defense—.1%
BE Aerospace,
Sr. Unscd. Notes	6.88	10/1/20	355,000		370,087
Agriculture—1.0%
Altria Group,
Gtd. Notes	8.50	11/10/13	1,585,000		1,873,681
Altria Group,
Gtd. Notes	9.25	8/6/19	485,000		623,117
					2,496,798
Apparel—.1%
Hanesbrands,
Gtd. Notes	6.38	12/15/20	235,000	[a]	227,656
Asset-Backed Ctfs./
Auto Receivables—4.8%
Ally Auto Receivables Trust,
Ser. 2010-2, Cl. A3	1.38	7/15/14	1,500,000		1,508,952
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	775,000	[a]	804,125
Ally Master Owner Trust,
Ser. 2010-4, Cl. A	1.33	8/15/17	780,000	[b]	784,101
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. A3	1.14	4/8/15	945,000		943,935
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. C	3.34	4/8/16	390,000		394,617
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. B	3.72	11/17/14	1,230,000		1,275,141
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. E	6.96	3/8/16	389,146	[a]	399,205
Carmax Auto Owner Trust,
Ser. 2010-3, Cl. C	2.59	8/15/16	450,000		441,771
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	185,000		193,069
Carmax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	490,000		514,535

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Auto Receivables (continued)
Chrysler Financial Auto
Securitization Trust,
Ser. 2009-B, Cl. B	2.94	6/8/13	530,000		530,960
Chrysler Financial Lease Trust,
Ser. 2010-A, Cl. A2	1.78	6/15/11	387,680	[a]	387,967
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	1,000,000	[a]	1,047,236
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	585,000	[a]	610,722
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. D	5.22	7/15/15	140,329	[a]	140,577
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CFTS	5.22	7/15/15	242,251	[a]	238,826
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	300,000		301,200
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	545,000		542,670
Wachovia Auto Loan Owner Trust,
Ser. 2006-1, Cl. C	5.22	11/20/12	740,000	[a]	741,133
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. C	5.45	10/22/12	300,000		305,086
					12,105,828
Asset-Backed Ctfs./
Home Equity Loans—1.3%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	841,437	[b]	852,432
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	1,512,989	[b]	1,444,157
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.58	10/25/35	379,715	[b]	361,429
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	314,677	[b]	317,596
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.71	7/25/35	81,268	[b]	81,005
JP Morgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.31	10/25/36	132,367	[b]	128,611
Morgan Stanley ABS Capital I,
Ser. 2004-NC1, Cl. M2	2.59	12/27/33	175,279	[b]	147,107
					3,332,337

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Banks—7.4%
Bank of America,
Sr. Unscd. Notes	4.50	4/1/15	1,390,000		1,444,004
Bank of America,
Sr. Unscd. Notes	7.38	5/15/14	1,880,000		2,140,619
Capital One Financial,
Sr. Unscd. Notes	7.38	5/23/14	750,000		861,815
Citigroup,
Sr. Unscd. Notes	4.75	5/19/15	1,500,000		1,584,574
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	2,250,000		2,411,181
Credit Suisse/New York,
Sr. Unscd. Notes	3.50	3/23/15	925,000		948,967
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.40	6/24/15	1,010,000		1,033,222
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	1/15/14	1,085,000		1,184,842
Morgan Stanley,
Sr. Unscd. Notes	4.10	1/26/15	1,540,000		1,573,475
Morgan Stanley,
Sr. Unscd. Notes	6.00	4/28/15	300,000		325,204
Royal Bank of Scotland,
Gtd. Notes	3.25	1/11/14	670,000		670,923
UBS AG Stamford,
Sr. Unscd. Notes	2.25	8/12/13	1,320,000		1,331,671
Wells Fargo & Co.,
Sr. Notes	3.63	4/15/15	400,000		418,252
Wells Fargo Capital XIII,
Gtd. Secs.	7.70	12/29/49	2,530,000	[b]	2,623,357
					18,552,106
Chemicals—.3%
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	450,000		562,594
Sherwin-Williams,
Sr. Unscd. Notes	3.13	12/15/14	295,000		307,334
					869,928
Commercial & Professional
Services—.2%
Aramark,
Gtd. Notes	8.50	2/1/15	456,000		477,660

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs.—6.9%
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A5	4.81	12/10/42	85,000		90,246
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A2	5.17	9/10/47	63,595	[b]	63,561
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12, Cl. AAB	5.70	9/11/38	375,000	[b]	403,219
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW17, Cl. AAB	5.70	6/11/50	1,150,000		1,223,338
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28, Cl. A4	5.74	9/11/42	575,000	[b]	624,814
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1, Cl. B	5.24	7/10/46	550,000	[a,b]	551,285
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1, Cl. C	5.78	7/10/46	365,000	[a,b]	374,344
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1, Cl. D	5.92	7/10/46	445,000	[a,b]	429,248
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C1, Cl. A2	5.51	2/15/39	957,400	[b]	986,535
CS First Boston Mortgage
Securities, Ser. 2004-7, Cl. 6A1	5.25	10/25/19	596,372		618,307
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. B	4.22	11/5/27	1,270,000	[a]	1,288,145
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	5.92	3/6/20	350,000	[a,b]	319,800
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.98	3/6/20	1,630,000	[a,b]	1,601,418
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	3.11	3/6/20	730,000	[a,b]	700,869
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A3	4.45	1/12/38	38,663		38,640
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	344,703	[b]	365,056
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2001-CIBC, Cl. D	6.75	3/15/33	955,000		953,665

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.45	12/5/27	265,000	[a,b]	300,115
JPMorgan Chase Commercial Mortgage
Securities, Ser. 2010-CNTR, Cl. A1	3.30	8/5/32	2,044,527	[a]	2,029,988
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C7, Cl. A4	5.20	11/15/30	1,750,000	[b]	1,886,419
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.22	11/12/37	142,999	[b]	144,139
Morgan Stanley Capital I,
Ser. 2005-HQ7, Cl. A4	5.20	11/14/42	475,000	[b]	509,050
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	1,010,040		1,021,301
RBSCF Trust,
Ser. 2010-MB1, Cl. B	4.63	4/15/24	235,000	[a,b]	245,210
Vornado,
Ser. 2010-VN0, Cl. A1	2.97	9/13/28	612,801	[a]	606,185
					17,374,897
Computers—.2%
Hewlett-Packard,
Sr. Unscd. Notes	2.20	12/1/15	405,000		402,146
Diversified Financial Services—6.7%
American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	730,000		791,432
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	155,000		175,230
American Express,
Sr. Unscd. Notes	7.25	5/20/14	840,000		962,709
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	212,000	[b]	225,250
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	765,000		951,041
Caterpillar Financial Services,
Sr. Unscd. Notes	5.13	10/12/11	765,000		789,906
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	725,000		819,681

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Diversified Financial
Services (continued)
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	280,000		281,369
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	475,000		608,078
Erac USA Finance,
Gtd. Notes	5.90	11/15/15	1,100,000	[a]	1,231,973
Ford Motor Credit,
Sr. Unscd. Notes	6.63	8/15/17	600,000		643,791
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	1,670,000		1,896,479
General Electric Capital,
Gtd. Notes	3.00	12/9/11	2,250,000		2,301,527
General Electric Capital,
Sr. Unscd. Notes	4.38	9/16/20	655,000		637,656
General Electric Capital,
Sr. Unscd. Notes	4.80	5/1/13	240,000		256,367
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.45	1/15/13	900,000		970,342
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	1,080,000	[a]	1,149,419
Hutchison
Whampoa International,
Gtd. Notes	4.63	9/11/15	570,000	[a]	607,402
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	400,000	[a]	402,809
International Lease Finance,
Sr. Unscd. Notes	8.25	12/15/20	650,000		709,313
Invesco,
Gtd. Notes	5.38	2/27/13	380,000		408,043
					16,819,817
Electric Utilities—4.0%
AES,
Sr. Unscd. Notes	7.75	3/1/14	220,000		239,800
AES,
Sr. Unscd. Notes	7.75	10/15/15	755,000		822,950
AES,
Sr. Unscd. Notes	8.00	10/15/17	255,000		277,312
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	315,000		335,014

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Electric Utilities (continued)
Columbus Southern Power,
Sr. Unscd. Notes	6.05	5/1/18	150,000		170,122
Duke Energy Ohio,
First Mortgage Bonds	2.10	6/15/13	925,000		944,471
Enel Finance International,
Gtd. Notes	5.70	1/15/13	620,000	[a]	654,546
Exelon Generation,
Sr. Unscd. Notes	4.00	10/1/20	645,000		600,005
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	724,000		831,155
Nevada Power,
Mortgage Notes	6.50	4/15/12	1,000,000		1,060,266
NextEra Energy Capital Holdings,
Gtd. Debs.	5.63	9/1/11	1,100,000		1,131,359
NiSource Finance,
Gtd. Notes	6.15	3/1/13	545,000		593,223
PacifiCorp,
First Mortgage Bonds	6.90	11/15/11	2,265,000		2,378,053
					10,038,276
Environmental Control—.8%
Allied Waste North America,
Gtd. Notes, Ser. B	7.13	5/15/16	210,000		221,268
Republic Services,
Gtd. Notes	5.50	9/15/19	245,000		266,431
Waste Management,
Gtd. Notes	4.75	6/30/20	620,000		633,430
Waste Management,
Gtd. Notes	6.38	3/11/15	725,000		824,988
					1,946,117
Food & Beverages—1.1%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	7.20	1/15/14	790,000	[a]	911,377
Diageo Capital,
Gtd. Bonds	4.83	7/15/20	975,000		1,025,197
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	530,000		602,378
Stater Brothers Holdings,
Gtd. Notes	7.75	4/15/15	116,000		121,220
					2,660,172

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental—.3%
Province of Ontario Canada,
Sr. Unscd. Bonds	4.38	2/15/13	760,000		811,897
Health Care—.8%
Fresenius US Finance II,
Gtd. Notes	9.00	7/15/15	985,000	[a]	1,136,444
Medco Health Solutions,
Sr. Unscd. Notes	7.25	8/15/13	725,000		822,576
					1,959,020
Media—3.0%
CBS,
Gtd. Notes	4.30	2/15/21	155,000		147,008
Comcast,
Gtd. Notes	5.15	3/1/20	605,000	[c]	632,872
Comcast,
Gtd. Notes	5.50	3/15/11	780,000		784,571
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	650,000	[a]	726,413
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	100,000		112,250
Dish DBS,
Gtd. Notes	7.75	5/31/15	265,000		286,531
NBC Universal,
Sr. Unscd. Notes	3.65	4/30/15	700,000	[a]	719,802
News America,
Gtd. Notes	5.30	12/15/14	735,000		819,136
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	310,000		321,657
Reed Elsevier Capital,
Gtd. Notes	7.75	1/15/14	900,000		1,036,435
Time Warner Cable,
Gtd. Notes	6.20	7/1/13	580,000		643,649
Time Warner,
Gtd. Notes	4.70	1/15/21	620,000		629,595
Time Warner,
Gtd. Notes	5.88	11/15/16	550,000		620,892
					7,480,811

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Mining—.4%
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	316,000		387,508
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	480,000		624,915
					1,012,423
Municipal Bonds—.5%
Erie Tobacco Asset Securitization
Corporation, Tobacco Settlement
Asset-Backed Bonds, Ser. E	6.00	6/1/28	815,000		670,077
Illinois,
GO	4.42	1/1/15	640,000		644,115
					1,314,192
Office And Business
Equipment—.3%
Xerox,
Sr. Unscd. Notes	8.25	5/15/14	730,000		863,001
Oil & Gas—1.6%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	1,015,000		1,122,670
Continental Resources,
Gtd. Notes	7.13	4/1/21	320,000	[a]	339,200
EQT,
Sr. Unscd. Notes	8.13	6/1/19	215,000		252,986
Hess,
Sr. Unscd. Notes	8.13	2/15/19	505,000		641,926
Marathon Oil,
Sr. Unscd. Notes	6.50	2/15/14	445,000		511,665
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	435,000		504,087
Valero Energy,
Sr. Unscd. Notes	6.13	2/1/20	660,000		718,988
					4,091,522
Packaging & Containers—.2%
Crown Americas,
Gtd. Notes	7.75	11/15/15	575,000		600,875

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Paper & Paper Related—.4%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	103,000	[a]	107,120
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	860,000	[a]	971,800
					1,078,920
Pipelines—1.1%
El Paso,
Sr. Unscd. Bonds	6.50	9/15/20	405,000	[a]	413,348
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	80,000		86,632
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.30	9/15/20	615,000		640,595
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.63	2/15/15	910,000		1,005,381
Plains All American Pipeline,
Gtd. Notes	4.25	9/1/12	650,000		677,080
					2,823,036
Property & Casualty Insurance—3.3%
American International Group,
Sr. Unscd. Notes	3.65	1/15/14	190,000		195,765
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	75,000		80,169
AON,
Sr. Unscd. Notes	3.50	9/30/15	695,000		701,284
Hanover Insurance Group,
Sr. Unscd. Notes	7.50	3/1/20	150,000	[c]	157,480
Lincoln National,
Sr. Unscd. Notes	8.75	7/1/19	1,110,000		1,395,730
Metropolitan Life Global Funding
I, Sr. Scd. Notes	5.13	4/10/13	1,000,000	[a]	1,076,024
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	1,125,000		1,430,299
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	625,000		668,442
Prudential Financial,
Sr. Unscd. Notes	5.10	12/14/11	485,000		502,482
Willis North America,
Gtd. Notes	6.20	3/28/17	615,000		634,128

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Property & Casualty
Insurance (continued)
Willis North America,
Gtd. Notes	7.00	9/29/19	1,360,000		1,480,844
					8,322,647
Real Estate—3.1%
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	620,000		679,501
CommonWealth REIT,
Sr. Unscd. Notes	0.90	3/16/11	462,000	[b]	461,853
Duke Realty,
Sr. Unscd. Notes	5.88	8/15/12	570,000		601,062
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	110,000		121,820
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	495,000		586,531
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	230,000		254,568
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	345,000		375,589
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	305,000		324,265
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	630,000		666,015
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	300,000		310,169
Regency Centers,
Gtd. Notes	5.88	6/15/17	370,000		404,276
Simon Property Group,
Sr. Unscd. Notes	4.20	2/1/15	930,000		979,420
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	337,000		367,359
Simon Property Group,
Sr. Unscd. Notes	5.88	3/1/17	443,000		487,766
WEA Finance
Gtd. Notes	7.50	6/2/14	320,000	[a]	367,052
WEA Finance,
Gtd. Notes	7.13	4/15/18	660,000	[a]	765,264
					7,752,510

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Residential Mortgage
Pass-Through Ctfs.—.2%
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	3.18	12/25/34	338,498	[b]	289,655
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	0.61	5/25/36	400,399	[b]	352,899
					642,554
Retail—1.0%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	805,000		890,219
Inergy Finance,
Gtd. Notes	7.00	10/1/18	1,185,000	[a]	1,222,031
Staples,
Gtd. Notes	9.75	1/15/14	405,000		493,871
					2,606,121
Steel—.4%
Arcelormittal,
Sr. Unscd. Notes	3.75	8/5/15	1,045,000		1,058,413
Telecommunications—1.6%
AT&T,
Sr. Unscd. Notes	2.50	8/15/15	650,000		649,443
CC Holdings,
Sr. Scd. Notes	7.75	5/1/17	395,000	[a]	436,475
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd. Notes	5.55	2/1/14	620,000		687,674
Intelsat Subsidiary Holding,
Gtd. Notes	8.88	1/15/15	575,000	[a]	593,687
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	1,230,000		1,283,391
Verizon Communications,
Sr. Unscd. Notes	6.35	4/1/19	280,000		323,200
					3,973,870
U.S. Government Agencies/
Mortgage-Backed—15.7%
Federal Home Loan Mortgage Corp.:
1.50%, 6/26/13			12,780,000	[d]	12,981,515
3.50%, 5/29/13			4,185,000	[d]	4,447,025
4.88%, 11/15/13			11,625,000	[c,d]	12,865,574
5.00%, 7/1/40—9/1/40			1,165,861	[d]	1,226,835

18

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Federal Home Loan Mortgage Corp. (continued):
5.50%, 4/1/40—9/1/40	5,510,057	[d]	5,888,725
6.50%, 6/1/32	1,513	[d]	1,706
Stripped Security, Interest Only Class,
Ser. 1987, Cl. PI, 7.00%, 9/15/12	13,759 [d,e]		599
Federal National Mortgage Association:
5.00%, 7/1/40—9/1/40	700,480	[d]	739,147
5.50%, 7/1/40—8/1/40	1,047,207	[d]	1,121,394
Gtd. Pass-Through Ctfs., Ser. 2003-49,
Cl. JE, 3.00%, 4/25/33	310,100	[d]	320,261
Government National Mortgage Association II:
7.00%, 12/20/30—4/20/31	15,055		17,650
7.50%, 11/20/29—12/20/30	16,642		19,600
			39,630,031
U.S. Government Securities—28.1%
U.S. Treasury Notes:
0.88%, 4/30/11	13,040,000		13,063,941
1.38%, 9/15/12	23,095,000		23,437,822
1.75%, 8/15/12	14,455,000		14,750,315
1.75%, 4/15/13	6,865,000		7,030,220
3.63%, 5/15/13	6,950,000		7,424,553
4.88%, 5/31/11	5,355,000		5,437,628
			71,144,479
Total Bonds and Notes
(cost $240,669,317)			245,651,831

Short-Term Investments—.3%
U.S. Treasury Bills;
0.16%, 6/9/11
(cost $669,613)	670,000	[f]	669,650

Other Investment—1.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,669,000)	4,669,000	[g]	4,669,000

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $832,000)	832,000[g]	832,000

Total Investments (cost $246,839,930)	99.7%	251,822,481
Cash and Receivables (Net)	.3%	831,355
Net Assets	100.0%	252,653,836

GO—General Obligation
REIT—Real estate investment trust
a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2011, these securities had a value of $26,876,240 or 10.6% of net assets.
b Variable rate security—interest rate subject to periodic change.
c Security, or portion thereof, on loan.At January 31, 2011, the value of the fund’s securities on loan was
$13,655,926 and the value of the collateral held by the fund was $14,076,597, consisting of cash collateral of
$832,000 and U.S. Government and agencies securities valued at $13,244,597 .
d The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
e Notional face amount shown.
f Held by a broker as collateral for open financial futures positions.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
U.S. Government & Agencies	43.8	Municipal Bonds	.5
Corporate Bonds	39.4	Foreign/Governmental	.3
Asset/Mortgage-Backed	13.2
Short-Term/Money Market Investments	2.5		99.7

† Based on net assets.
See notes to financial statements.

20

STATEMENT OF FINANCIAL FUTURES
January 31, 2011 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
Contracts		Contracts ($)	Expiration	at 1/31/2011($)
Financial Futures Long
U.S. Treasury 2 Year Notes	171	37,481,063	March 2011	47,797
U.S. Treasury 5 Year Notes	16	1,894,625	March 2011	(19,117)
Financial Futures Short
U.S. Treasury 10 Year Notes	279	(33,702,328)	March 2011	286,000
Gross Unrealized Appreciation				333,797
Gross Unrealized Depreciation				(19,117)

See notes to financial statements.

The Fund	21

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $13,655,926)—Note 1(b):
Unaffiliated issuers		241,338,930	246,321,481
Affiliated issuers		5,501,000	5,501,000
Dividends and interest receivable			2,168,258
Receivable for shares of Common Stock subscribed			82,471
Receivable for futures variation margin—Note 4			81,983
Prepaid expenses			21,017
			254,176,210
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			197,548
Cash overdraft due to Custodian			180,311
Liability for securities on loan—Note 1(b)			832,000
Payable for shares of Common Stock redeemed			262,097
Accrued expenses			50,418
			1,522,374
Net Assets ($)			252,653,836
Composition of Net Assets ($):
Paid-in capital			337,072,885
Accumulated distributions in excess of investment income—net			(740,482)
Accumulated net realized gain (loss) on investments			(88,975,798)
Accumulated net unrealized appreciation (depreciation)
on investments (including $314,680 net unrealized
appreciation on financial futures)			5,297,231
Net Assets ($)			252,653,836

Net Asset Value Per Share
	Class B	Class D	Class P
Net Assets ($)	1,632,619	249,705,030	1,316,187
Shares Outstanding	151,814	23,191,841	122,104
Net Asset Value Per Share ($)	10.75	10.77	10.78

See notes to financial statements.

22

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2011 (Unaudited)

Investment Income ($):
Income:
Interest	4,029,806
Dividends;
Affiliated issuers	8,051
Income from securities lending—Note 1(b)	1,911
Total Income	4,039,768
Expenses:
Management fee—Note 3(a)	653,667
Shareholder servicing costs—Note 3(c)	394,385
Professional fees	28,964
Registration fees	19,844
Custodian fees—Note 3(c)	11,832
Prospectus and shareholders’ reports	7,624
Distribution fees—Note 3(b)	4,668
Loan commitment fees—Note 2	4,527
Directors’ fees and expenses—Note 3(d)	2,325
Miscellaneous	24,611
Total Expenses	1,152,447
Less—reduction in fees due to earnings credits—Note 3(c)	(522)
Net Expenses	1,151,925
Investment Income—Net	2,887,843
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,711,169
Net realized gain (loss) on options transactions	98,269
Net realized gain (loss) on financial futures	(39,418)
Net Realized Gain (Loss)	2,770,020
Net unrealized appreciation (depreciation) on investments	(2,451,309)
Net unrealized appreciation (depreciation) on financial futures	239,274
Net Unrealized Appreciation (Depreciation)	(2,212,035)
Net Realized and Unrealized Gain (Loss) on Investments	557,985
Net Increase in Net Assets Resulting from Operations	3,445,828

See notes to financial statements.

The Fund	23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2011	Year Ended
	(Unaudited)	July 31, 2010
Operations ($):
Investment income—net	2,887,843	6,992,865
Net realized gain (loss) on investments	2,770,020	2,504,121
Net unrealized appreciation
(depreciation) on investments	(2,212,035)	8,327,899
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,445,828	17,824,885
Dividends to Shareholders from ($):
Investment income—net:
Class B Shares	(22,010)	(66,395)
Class D Shares	(3,702,739)	(8,342,045)
Class P Shares	(20,431)	(54,395)
Total Dividends	(3,745,180)	(8,462,835)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class B Shares	146,633	744,003
Class D Shares	33,686,374	91,449,612
Class P Shares	46,617	900,133
Dividends reinvested:
Class B Shares	21,142	60,498
Class D Shares	3,173,588	7,122,987
Class P Shares	15,782	46,748
Cost of shares redeemed:
Class B Shares	(544,002)	(1,364,850)
Class D Shares	(43,116,449)	(51,386,283)
Class P Shares	(222,696)	(880,235)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(6,793,011)	46,692,613
Total Increase (Decrease) in Net Assets	(7,092,363)	56,054,663
Net Assets ($):
Beginning of Period	259,746,199	203,691,536
End of Period	252,653,836	259,746,199
Undistributed (distributions in excess of)
investment income—net	(740,482)	116,855

24

	Six Months Ended
	January 31, 2011	Year Ended
	(Unaudited)	July 31, 2010
Capital Share Transactions:
Class Ba
Shares sold	13,609	70,467
Shares issued for dividends reinvested	1,959	5,910
Shares redeemed	(50,458)	(129,318)
Net Increase (Decrease) in Shares Outstanding	(34,890)	(52,941)
Class Da
Shares sold	3,117,686	8,618,606
Shares issued for dividends reinvested	293,739	670,149
Shares redeemed	(3,995,436)	(4,837,651)
Net Increase (Decrease) in Shares Outstanding	(584,011)	4,451,104
Class P
Shares sold	4,304	84,519
Shares issued for dividends reinvested	1,459	4,397
Shares redeemed	(20,579)	(82,381)
Net Increase (Decrease) in Shares Outstanding	(14,816)	6,535

a During the period ended January 31, 2011, 15,704 Class B shares representing $169,597 were automatically converted to 15,686 Class D shares and during the year ended July 31, 2010, 68,007 Class B shares representing
$717,295 were automatically converted to 67,921 Class D shares.

See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2011			Year Ended July 31,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	10.76	10.34	10.32	10.81	10.82	11.03
Investment Operations:
Investment income—net[a]	.09	.24	.34	.38	.38	.32
Net realized and unrealized
gain (loss) on investments	.03	.50	.05	(.46)	.03	(.12)
Total from Investment Operations	.12	.74	.39	(.08)	.41	.20
Distributions:
Dividends from
investment income—net	(.13)	(.32)	(.37)	(.40)	(.42)	(.39)
Dividends from net realized
gain on investments	—	—	—	(.01)	—	(.02)
Total Distributions	(.13)	(.32)	(.37)	(.41)	(.42)	(.41)
Net asset value, end of period	10.75	10.76	10.34	10.32	10.81	10.82
Total Return (%)[b]	1.11[c]	7.22	3.96	(.78)	3.84	1.81
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.35[d]	1.61	1.70	1.57	1.56	1.50
Ratio of net expenses
to average net assets	1.35[d]	1.61	1.70	1.57	1.56	1.50
Ratio of net investment income
to average net assets	1.73[d]	2.34	3.50	3.62	3.46	2.92
Portfolio Turnover Rate	70.71[c]	90.03	99.46[e]	86.45[e]	146.57	181.07[e]
Net Assets, end of period
($ x 1,000)	1,633	2,010	2,479	4,417	5,746	7,905

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2009, 2008 and 2006 were 98.62%, 86.39% and 169.73%, respectively.

See notes to financial statements.

26

Six Months Ended
January 31, 2011			Year Ended July 31,
Class D Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	10.78	10.34	10.33	10.81	10.82	11.03
Investment Operations:
Investment income—net[a]	.12	.32	.42	.46	.45	.39
Net realized and unrealized
gain (loss) on investments	.03	.51	.03	(.45)	.03	(.12)
Total from Investment Operations	.15	.83	.45	.01	.48	.27
Distributions:
Dividends from
investment income—net	(.16)	(.39)	(.44)	(.48)	(.49)	(.46)
Dividends from net realized
gain on investments	—	—	—	(.01)	—	(.02)
Total Distributions	(.16)	(.39)	(.44)	(.49)	(.49)	(.48)
Net asset value, end of period	10.77	10.78	10.34	10.33	10.81	10.82
Total Return (%)	1.36[b]	8.12	4.66	.02	4.49	2.48
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.88[c]	.90	.95	.89	.90	.86
Ratio of net expenses
to average net assets	.88[c]	.90	.95	.89	.90	.86
Ratio of net investment income
to average net assets	2.21[c]	3.00	4.25	4.30	4.12	3.55
Portfolio Turnover Rate	70.71[b]	90.03	99.46[d]	86.45[d]	146.57	181.07[d]
Net Assets, end of period
($ x 1,000)	249,705	256,259	199,863	213,980	261,164	315,555

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2009, 2008 and 2006 were 98.62%, 86.39% and 169.73%, respectively.

See notes to financial statements.

The Fund	27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
January 31, 2011			Year Ended July 31,
Class P Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	10.79	10.36	10.34	10.82	10.83	11.04
Investment Operations:
Investment income—net[a]	.12	.32	.42	.47	.45	.39
Net realized and unrealized
gain (loss) on investments	.03	.50	.04	(.46)	.03	(.12)
Total from Investment Operations	.15	.82	.46	.01	.48	.27
Distributions:
Dividends from
investment income—net	(.16)	(.39)	(.44)	(.48)	(.49)	(.46)
Dividends from net realized
gain on investments	—	—	—	(.01)	—	(.02)
Total Distributions	(.16)	(.39)	(.44)	(.49)	(.49)	(.48)
Net asset value, end of period	10.78	10.79	10.36	10.34	10.82	10.83
Total Return (%)	1.35[b]	8.10	4.66	.02	4.50	2.46
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91[c]	.93	.96	.89	.90	.88
Ratio of net expenses
to average net assets	.91[c]	.93	.96	.89	.90	.88
Ratio of net investment income
to average net assets	2.19[c]	2.97	4.24	4.32	4.12	3.56
Portfolio Turnover Rate	70.71[b]	90.03	99.46[d]	86.45[d]	146.57	181.07[d]
Net Assets, end of period
($ x 1,000)	1,316	1,478	1,350	1,678	3,308	4,025

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2009, 2008 and 2006 were 98.62%, 86.39% and 169.73%, respectively.

See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus ShortTerm Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 700 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class B (100 million shares authorized), Class D (500 million shares authorized) and Class P (100 million shares authorized). Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class D shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class D and Class P shares are sold at net asset value per share only to institutional investors. Class D shares purchased at net asset value (an investment of $250,000 or more) will have a CDSC imposed on redemptions made within eighteen months of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures and options transactions are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions. Restricted securities,

30

as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	15,438,165	—	15,438,165
Commercial
Mortgage-Backed	—	17,374,897	—	17,374,897
Corporate Bonds†	—	99,295,616	—	99,295,616
Foreign Government	—	811,897	—	811,897
Municipal Bonds	—	1,314,192	—	1,314,192
Mutual Funds	5,501,000	—	—	5,501,000
Residential
Mortgage-Backed	—	642,554	—	642,554
U.S. Government
Agencies/
Mortgage-Backed	—	39,630,031	—	39,630,031
U.S. Treasury	—	71,814,129	—	71,814,129
Other Financial
Instruments:
Futures††	333,797	—	—	333,797

32

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Liabilities ($)
Other Financial
Instruments:
Futures††	(19,117)	—	—	(19,117)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at January 31, 2011. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended January 31, 2011,The Bank of New York Mellon earned $819 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended January 31, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	7/31/2010	($)	Purchases ($)	Sales ($)	1/31/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	6,953,000		55,540,000	57,824,000	4,669,000		1.9
Dreyfus
Institutional
Cash
Advantage
Plus Fund	2,275,025		6,410,002	7,853,027	832,000.3
Total	9,228,025		61,950,002	65,677,027	5,501,000		2.2

34

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended July 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $89,404,323 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to July 31, 2010. If not applied, $21,420,716 of the carryover expires in fiscal 2011, $7,815,155 expires in fiscal 2012, $29,412,542 expires in fiscal 2013, $8,634,655 expires in fiscal 2014, $7,342,005 expires in fiscal 2015, $4,178,299 expires in fiscal 2016, $5,740,844 expires in fiscal 2017 and $4,860,107 expires in fiscal 2018.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2010 was as follows: ordinary income $8,462,835. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended January 31, 2011, the Distributor retained $625 from CDSCs on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares pay the Distributor for distributing its shares at an annual rate of .50% of the value of the average daily net assets of Class B shares. During the period ended January 31, 2011, Class B shares were charged $4,668, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class B, Class D and Class P shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B and Class P shares and .20% of the value of the average daily net assets of Class D shares for the provision

36

of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B, Class D and Class P shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2011, Class B, Class D and Class P shares were charged, $2,334, $258,167 and $1,791, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2011, the fund was charged $57,727 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended January 31, 2011, the fund was charged $8,024 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $522.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2011, the fund was charged $11,832 pursuant to the custody agreement.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended January 31, 2011, the fund was charged $3,456 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $107,085, Rule 12b-1 distribution plan fees $708, shareholder services plan fees $42,905, custodian fees $8,021, chief compliance officer fees $2,304 and transfer agency per account fees $36,525.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures and options transactions, during the period ended January 31, 2011, amounted to $177,404,104 and $181,860,591, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents

38

a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at January 31, 2011are set forth in the Statement of Financial Futures.

Options: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, or as a substitute for an invest-ment.The fund is subject to interest rate risk in the course of pursuing its investment objectives through its investments in options contracts.A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written during the period ended January 31, 2011:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
July 31, 2010	—	—
Contracts written	396,000	227,168
Contracts terminated:
Contracts closed	396,000	227,168	130,819	96,349
Contracts Outstanding
January 31, 2011	—	—

40

The following summarizes the average market value of derivatives outstanding during the period ended January 31, 2011:

Average Market Value ($)
Interest rate futures contracts	73,788,711
Interest rate options contracts	42,435

At January 31, 2011, accumulated net unrealized appreciation on investments was $4,982,551, consisting of $6,048,672 gross unrealized appreciation and $1,066,121 gross unrealized depreciation.

At January 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	41

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	Friday, March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	Friday, March 25, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	Friday, March 25, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)